UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	April 30

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 58.1% (1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 0.9%
		ACTS Aero Technical Support & Service, Inc.
897,140		Term Loan, 6.04%, Maturing October 5, 2014	$704,255
		Atlantic Inertial Systems, Inc.
1,384,745		Term Loan, 5.81%, Maturing July 20, 2014	1,315,508
		AWAS Capital, Inc.
592,767		Term Loan, 4.56%, Maturing March 22, 2013	509,780
		CACI International, Inc.
334,511		Term Loan, 4.07%, Maturing May 3, 2011	329,494
		Colt Defense, LLC
983,904		Term Loan, 5.71%, Maturing July 9, 2014	929,790
		DAE Aviation Holdings, Inc.
569,176		Term Loan, 6.55%, Maturing July 31, 2014	539,294
574,468		Term Loan, 6.55%, Maturing July 31, 2014	544,309
		Evergreen International Aviation
1,233,741		Term Loan, 8.50%, Maturing October 31, 2011	1,107,283
		Hawker Beechcraft Acquisition
76,229		Term Loan, 4.80%, Maturing March 26, 2014	71,268
1,698,761		Term Loan, 4.80%, Maturing March 26, 2014	1,588,209
		Hexcel Corp.
1,559,498		Term Loan, 4.91%, Maturing March 1, 2012	1,536,105
		IAP Worldwide Services, Inc.
1,110,522		Term Loan, 8.25%, Maturing December 30, 2012	893,971
		TransDigm, Inc.
2,075,000		Term Loan, 4.80%, Maturing June 23, 2013	2,018,975
		Vought Aircraft Industries, Inc.
1,000,000		Term Loan, 4.95%, Maturing December 17, 2011	947,500
1,286,188		Term Loan, 4.97%, Maturing December 17, 2011	1,232,329
500,000		Term Loan, 6.47%, Maturing December 22, 2011	496,250
		Wesco Aircraft Hardware Corp.
1,458,750		Term Loan, 5.06%, Maturing September 29, 2013	1,402,680
			$16,167,000
Air Transport — 0.5%
		Airport Development and Investment, Ltd.
GBP	2,457,250	Term Loan - Second Lien, 9.94%, Maturing April 7, 2011	$4,288,024
		Delta Air Lines, Inc.
1,707,750		Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	1,151,877
		Northwest Airlines, Inc.
3,772,000		DIP Loan, 4.47%, Maturing August 21, 2008	2,946,875
			$8,386,776
Automotive — 2.2%
		Accuride Corp.
2,337,795		Term Loan, 6.03%, Maturing January 31, 2012	$2,245,258
		Adesa, Inc.
5,073,750		Term Loan, 5.06%, Maturing October 18, 2013	4,535,932
		Affina Group, Inc.
2,313,738		Term Loan, 5.80%, Maturing November 30, 2011	2,163,345
		Allison Transmission, Inc.
5,260,250		Term Loan, 5.32%, Maturing September 30, 2014	4,722,389
		ATU AFM Auto Holding GmbH & Co.
EUR	2,698,276	Term Loan, 7.93%, Maturing August 20, 2013	2,606,684
		AxleTech International Holding, Inc.
1,950,000		Term Loan - Second Lien, 9.30%, Maturing April 21, 2013	1,925,625
		Chrysler Financial
1,876,514		Term Loan, 6.78%, Maturing August 1, 2014	1,544,215

		CSA Acquisition Corp.
	594,732	Term Loan, 5.31%, Maturing December 23, 2011	$554,588
	487,500	Term Loan, 5.31%, Maturing December 23, 2012	453,375
		Dayco Products, LLC
	2,309,893	Term Loan, 7.38%, Maturing June 21, 2011	1,657,348
		Delphi Corp.
	1,000,000	DIP Loan, 7.25%, Maturing December 31, 2008	996,688
		Federal-Mogul Corp.
	1,841,280	Term Loan, 4.40%, Maturing December 27, 2014	1,454,611
	1,425,512	Term Loan, 4.40%, Maturing December 27, 2015	1,163,574
		Ford Motor Co.
	2,290,125	Term Loan, 5.46%, Maturing December 15, 2013	1,809,199
		General Motors Corp.
	4,377,233	Term Loan, 5.16%, Maturing November 29, 2013	3,460,203
		Goodyear Tire & Rubber Co.
	3,450,000	Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	3,181,762
		Keystone Automotive Operations, Inc.
	1,123,011	Term Loan, 6.00%, Maturing January 12, 2012	901,217
		LKQ Corp.
	1,314,810	Term Loan, 4.71%, Maturing October 12, 2014	1,303,305
		TriMas Corp.
	314,063	Term Loan, 4.88%, Maturing August 2, 2011	282,656
	1,337,121	Term Loan, 4.87%, Maturing August 2, 2013	1,203,409
		United Components, Inc.
	1,439,394	Term Loan, 4.70%, Maturing June 30, 2010	1,389,015
			$39,554,398
Beverage and Tobacco — 0.6%
		Beverage Packaging Holdings
EUR	824,779	Term Loan, 6.72%, Maturing May 11, 2015	$1,199,194
EUR	824,779	Term Loan, 6.97%, Maturing May 11, 2016	1,199,194
		Constellation Brands, Inc.
	1,240,000	Term Loan, 4.14%, Maturing June 5, 2013	1,205,125
		Culligan International Co.
EUR	1,400,000	Term Loan - Second Lien, 9.44%, Maturing May 31, 2013	1,146,784
	987,500	Term Loan, 4.90%, Maturing November 24, 2014	693,719
		Liberator Midco Ltd.
GBP	365,132	Term Loan, 13.39%, Maturing October 27, 2016	677,482
		Southern Wine & Spirits of America, Inc.
	2,923,010	Term Loan, 4.30%, Maturing May 31, 2012	2,849,935
		Van Houtte, Inc.
	873,389	Term Loan, 5.30%, Maturing July 11, 2014	826,444
	119,098	Term Loan, 5.30%, Maturing July 11, 2014	112,697
			$9,910,574
Brokers, Dealers and Investment Houses — 0.1%
		AmeriTrade Holding Corp.
	2,108,393	Term Loan, 3.96%, Maturing December 31, 2012	$2,053,039
			$2,053,039
Building and Development — 2.4%
		AIMCO Properties, L.P.
	3,050,000	Term Loan, 3.96%, Maturing March 23, 2011	$2,912,750
		Beacon Sales Acquisition, Inc.
	908,812	Term Loan, 4.77%, Maturing September 30, 2013	817,931
		Brickman Group Holdings, Inc.
	1,431,875	Term Loan, 4.80%, Maturing January 23, 2014	1,310,166
		Building Materials Corp. of America
	1,896,305	Term Loan, 5.56%, Maturing February 22, 2014	1,652,749
		Capital Automotive (REIT)
	3,046,644	Term Loan, 4.23%, Maturing December 16, 2010	2,896,596
		Epco/Fantome, LLC
	1,817,000	Term Loan, 5.09%, Maturing November 23, 2010	1,707,980

Forestar USA Real Estate Group, Inc.
1,975,000	Revolver Loan, 6.46%, Maturing December 1, 2010 (2)	$1,856,500
1,975,000	Term Loan, 6.46%, Maturing December 1, 2010	1,935,500
Hovstone Holdings, LLC
742,500	Term Loan, 6.96%, Maturing February 28, 2009	616,795
LNR Property Corp.
3,256,000	Term Loan, 6.03%, Maturing July 3, 2011	2,626,508
Metroflag BP, LLC
700,000	Term Loan - Second Lien, 11.46%, Maturing January 2, 2009	577,500
NCI Building Systems, Inc.
1,374,724	Term Loan, 3.96%, Maturing June 18, 2010	1,340,356
Panolam Industries Holdings, Inc.
1,345,288	Term Loan, 5.55%, Maturing September 30, 2012	1,210,760
Realogy Corp.
1,186,500	Term Loan, 5.46%, Maturing September 1, 2014	975,896
4,407,000	Term Loan, 5.46%, Maturing September 1, 2014	3,624,758
South Edge, LLC
287,500	Term Loan, 7.25%, Maturing October 31, 2009	175,375
Standard Pacific Corp.
1,260,000	Term Loan, 4.47%, Maturing May 5, 2013	1,035,300
Stile Acquisition Corp.
951,378	Term Loan, 4.83%, Maturing April 6, 2013	840,185
949,760	Term Loan, 4.83%, Maturing April 6, 2013	838,757
Tousa/Kolter, LLC
1,460,133	Term Loan, 5.00%, Maturing March 31, 2031 (3) (4)	693,417
TRU 2005 RE Holding Co.
6,075,000	Term Loan, 5.47%, Maturing December 9, 2008	5,614,315
United Subcontractors, Inc.
1,000,778	Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (4)	500,389
WCI Communities, Inc.
3,747,152	Term Loan, 7.72%, Maturing December 23, 2010	3,409,908
Wintergames Acquisition ULC
3,400,620	Term Loan, 5.88%, Maturing April 24, 2009	3,247,592
$42,417,983
Business Equipment and Services — 4.0%
Activant Solutions, Inc.
930,897	Term Loan, 4.81%, Maturing May 1, 2013	$816,862
Affiliated Computer Services
296,967	Term Loan, 4.46%, Maturing March 20, 2013	288,290
1,886,102	Term Loan, 4.46%, Maturing March 20, 2013	1,830,992
Affinion Group, Inc.
2,817,094	Term Loan, 5.17%, Maturing October 17, 2012	2,703,236
Allied Security Holdings, LLC
1,590,454	Term Loan, 7.00%, Maturing June 30, 2010	1,518,883
Education Management, LLC
4,898,460	Term Loan, 4.56%, Maturing June 1, 2013	4,498,712
Euronet Worldwide, Inc.
1,892,169	Term Loan, 4.69%, Maturing April 4, 2012	1,811,752
Info USA, Inc.
731,363	Term Loan, 4.81%, Maturing February 14, 2012	698,451
Intergraph Corp.
1,000,000	Term Loan, 4.65%, Maturing May 29, 2014	955,000
1,000,000	Term Loan - Second Lien, 8.65%, Maturing November 29, 2014	963,113
iPayment, Inc.
2,155,447	Term Loan, 4.64%, Maturing May 10, 2013	1,864,461
ista International GmbH
EUR	1,522,526	Term Loan, 7.12%, Maturing May 14, 2015	2,065,713
EUR	302,474	Term Loan, 7.12%, Maturing May 14, 2015	410,387
Kronos, Inc.
1,572,571	Term Loan, 5.05%, Maturing June 11, 2014	1,446,766
Language Line, Inc.
2,333,650	Term Loan, 6.06%, Maturing June 11, 2011	2,193,631
Mitchell International, Inc.
1,500,000	Term Loan - Second Lien, 8.06%, Maturing March 28, 2015	1,432,500

		N.E.W. Holdings I, LLC
2,623,835		Term Loan, 5.23%, Maturing May 22, 2014	$2,354,892
		Protection One, Inc.
2,039,912		Term Loan, 4.72%, Maturing March 31, 2012	1,897,118
		Quantum Corp.
453,125		Term Loan, 6.30%, Maturing July 12, 2014	401,016
		Quintiles Transnational Corp.
1,221,875		Term Loan, 4.81%, Maturing March 31, 2013	1,165,363
1,725,000		Term Loan - Second Lien, 6.90%, Maturing March 31, 2014	1,643,062
		Sabre, Inc.
6,636,484		Term Loan, 4.66%, Maturing September 30, 2014	5,213,330
		Safenet, Inc.
994,975		Term Loan, 5.79%, Maturing April 12, 2014	865,628
		Serena Software, Inc.
1,567,536		Term Loan, 4.68%, Maturing March 10, 2013	1,440,174
		Sitel (Client Logic)
1,814,876		Term Loan, 5.29%, Maturing January 29, 2014	1,578,942
		Solera Holdings, LLC
EUR	1,095,575	Term Loan, 6.96%, Maturing May 15, 2014	1,589,715
		SunGard Data Systems, Inc.
13,445,650		Term Loan, 4.51%, Maturing February 11, 2013	12,709,473
		TDS Investor Corp.
1,778,654		Term Loan, 4.71%, Maturing August 23, 2013	1,498,516
356,888		Term Loan, 5.05%, Maturing August 23, 2013	300,678
EUR	1,051,592	Term Loan, 7.21%, Maturing August 23, 2013	1,388,482
		Transaction Network Services, Inc.
829,644		Term Loan, 4.46%, Maturing May 4, 2012	779,866
		U.S. Security Holdings, Inc.
934,574		Term Loan, 5.18%, Maturing May 8, 2013	897,191
		Valassis Communications, Inc.
407,565		Term Loan, 4.56%, Maturing March 2, 2014	383,111
1,776,097		Term Loan, 4.56%, Maturing March 2, 2014	1,669,531
		VWR International, Inc.
2,325,000		Term Loan, 4.96%, Maturing June 28, 2013	2,112,844
		WAM Acquisition, S.A.
EUR	368,919	Term Loan, 6.45%, Maturing May 4, 2014	494,498
EUR	223,408	Term Loan, 6.45%, Maturing May 4, 2014	299,456
EUR	368,919	Term Loan, 6.95%, Maturing May 4, 2015	494,498
EUR	223,408	Term Loan, 6.95%, Maturing May 4, 2015	299,456
		West Corp.
4,688,829		Term Loan, 4.95%, Maturing October 24, 2013	4,224,345
			$71,199,934
Cable and Satellite Television — 4.3%
		Atlantic Broadband Finance, LLC
2,563,048		Term Loan, 5.06%, Maturing February 10, 2011	$2,469,068
		Bragg Communications, Inc.
1,602,838		Term Loan, 5.18%, Maturing August 31, 2014	1,582,802
		Bresnan Broadband Holdings, LLC
1,725,000		Term Loan, 5.02%, Maturing March 29, 2014	1,650,251
1,550,000		Term Loan - Second Lien, 7.47%, Maturing March 29, 2014	1,428,906
		Casema
EUR	658,133	Term Loan, 6.98%, Maturing November 14, 2014	978,168
EUR	341,867	Term Loan, 6.98%, Maturing November 14, 2014	508,109
EUR	1,000,000	Term Loan - Second Lien, 7.48%, Maturing November 14, 2015	1,486,277
		Cequel Communications, LLC
987,500		Term Loan, 4.78%, Maturing November 5, 2013	918,680
2,175,000		Term Loan - Second Lien, 7.37%, Maturing May 5, 2014	1,918,894
4,715,934		Term Loan - Second Lien, 8.86%, Maturing May 5, 2014	4,134,303
		Charter Communications Operating, Inc.
14,948,834		Term Loan, 4.80%, Maturing April 28, 2013	13,190,792
		CSC Holdings, Inc.
2,719,078		Term Loan, 4.21%, Maturing March 29, 2013	2,583,124
		CW Media Holdings, Inc.
868,438		Term Loan, 6.05%, Maturing February 15, 2015	831,529

		DirectTV Holdings, LLC
1,831,895		Term Loan, 3.96%, Maturing April 13, 2013	$1,791,986
		Insight Midwest Holdings, LLC
4,741,875		Term Loan, 4.47%, Maturing April 6, 2014	4,573,671
		Kabel BW GmbH and Co. KG
EUR	1,000,000	Term Loan, 6.97%, Maturing June 9, 2013	1,440,306
EUR	1,000,000	Term Loan, 7.47%, Maturing June 9, 2014	1,440,306
		MCC Iowa, LLC
1,820,000		Term Loan, 3.97%, Maturing March 31, 2010	1,738,100
		Mediacom Broadband Group
2,414,740		Term Loan, 4.22%, Maturing January 31, 2015	2,212,505
		Mediacom Illinois, LLC
4,766,169		Term Loan, 4.22%, Maturing January 31, 2015	4,372,960
		NTL Investment Holdings, Ltd.
2,901,650		Term Loan, 4.80%, Maturing March 30, 2012	2,749,313
		Orion Cable GmbH
EUR	661,661	Term Loan, 7.64%, Maturing October 31, 2014	945,251
EUR	661,661	Term Loan, 7.73%, Maturing October 31, 2015	945,251
		ProSiebenSat.1 Media AG
EUR	1,219,800	Term Loan, 7.31%, Maturing March 2, 2015	1,277,518
EUR	48,181	Term Loan, 6.73%, Maturing June 26, 2015	58,961
EUR	1,187,219	Term Loan, 6.73%, Maturing June 26, 2015	1,452,838
EUR	1,219,800	Term Loan, 7.56%, Maturing March 2, 2016	1,277,518
		UPC Broadband Holding B.V.
EUR	5,800,000	Term Loan, 6.44%, Maturing October 16, 2011	7,989,913
2,800,000		Term Loan, 4.22%, Maturing December 31, 2014	2,632,700
		YPSO Holding SA
EUR	2,480,685	Term Loan, 6.98%, Maturing July 28, 2014	3,087,520
EUR	957,340	Term Loan, 6.98%, Maturing July 28, 2014	1,191,528
EUR	1,561,975	Term Loan, 6.98%, Maturing July 28, 2014	1,944,071
			$76,803,119
Chemicals and Plastics — 3.6%
		Arizona Chemical, Inc.
1,400,960		Term Loan, 4.65%, Maturing February 28, 2013	$1,211,830
500,000		Term Loan - Second Lien, 8.15%, Maturing February 28, 2014	362,500
		Brenntag Holding GmbH and Co. KG
490,909		Term Loan, 5.07%, Maturing December 23, 2013	450,409
2,009,091		Term Loan, 5.07%, Maturing December 23, 2013	1,843,341
1,300,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	1,059,500
		Celanese Holdings, LLC
EUR	1,975,000	Term Loan, 6.45%, Maturing April 6, 2011	2,827,271
5,999,063		Term Loan, 4.28%, Maturing April 2, 2014	5,657,332
		Cognis GmbH
EUR	1,084,426	Term Loan, 6.96%, Maturing September 15, 2013	1,561,905
EUR	265,574	Term Loan, 6.96%, Maturing September 15, 2013	382,507
		Columbian Chemicals Acquisition
880,455		Term Loan, 6.05%, Maturing March 16, 2013	827,627
		First Chemical Holding
EUR	1,000,000	Term Loan, 6.58%, Maturing December 18, 2014	1,334,014
EUR	1,000,000	Term Loan, 7.06%, Maturing December 18, 2015	1,334,014
		Foamex International, Inc.
2,861,677		Term Loan, 6.05%, Maturing February 12, 2013	2,253,571
		Georgia Gulf Corp.
869,617		Term Loan, 4.96%, Maturing October 3, 2013	812,222
		Hercules, Inc.
1,201,260		Term Loan, 3.96%, Maturing October 8, 2010	1,171,229
		Hexion Specialty Chemicals, Inc.
4,912,500		Term Loan, 5.00%, Maturing May 5, 2013	4,286,156
1,843,471		Term Loan, 5.06%, Maturing May 5, 2013	1,608,429
400,454		Term Loan, 5.06%, Maturing May 5, 2013	349,397
		Huish Detergents, Inc.
1,262,250		Term Loan, 4.81%, Maturing April 26, 2014	1,161,270

		INEOS Group
EUR	849,785	Term Loan, 7.21%, Maturing December 14, 2011	$1,117,203
EUR	150,215	Term Loan, 7.21%, Maturing December 14, 2011	197,485
EUR	849,785	Term Loan, 7.71%, Maturing December 14, 2011	1,117,203
EUR	150,215	Term Loan, 7.71%, Maturing December 14, 2011	197,485
244,949		Term Loan, 4.88%, Maturing December 14, 2013	204,839
244,949		Term Loan, 5.38%, Maturing December 14, 2014	204,839
		Innophos, Inc.
318,750		Term Loan, 4.81%, Maturing August 10, 2010	314,766
		Invista B.V.
3,056,665		Term Loan, 4.30%, Maturing April 29, 2011	2,903,831
1,620,261		Term Loan, 4.30%, Maturing April 29, 2011	1,539,248
		ISP Chemco, Inc.
1,965,075		Term Loan, 4.13%, Maturing June 4, 2014	1,816,058
		Kleopatra
1,200,000		Term Loan, 5.29%, Maturing January 3, 2016	871,500
EUR	800,000	Term Loan, 7.46%, Maturing January 3, 2016	916,536
		Kranton Polymers, LLC
3,111,621		Term Loan, 4.50%, Maturing May 12, 2013	2,950,206
		Lucite International Group Holdings
780,073		Term Loan, 5.05%, Maturing July 7, 2013	641,610
276,218		Term Loan, 5.05%, Maturing July 7, 2013	227,189
		MacDermid, Inc.
EUR	973,170	Term Loan, 7.20%, Maturing April 12, 2014	1,366,550
		Millenium Inorganic Chemicals
522,375		Term Loan, 5.05%, Maturing April 30, 2014	442,713
1,375,000		Term Loan - Second Lien, 8.55%, Maturing October 31, 2014	1,010,625
		Momentive Performance Material
1,895,201		Term Loan, 4.75%, Maturing December 4, 2013	1,741,216
		Mosaic Co.
74,336		Term Loan, 4.44%, Maturing December 21, 2012	73,918
		Nalco Co.
4,432,589		Term Loan, 4.63%, Maturing November 4, 2010	4,388,263
		Propex Fabrics, Inc.
1,591,374		Term Loan, 9.00%, Maturing July 31, 2012	739,989
		Rockwood Specialties Group, Inc.
3,681,475		Term Loan, 4.30%, Maturing December 10, 2012	3,551,964
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 8.40%, Maturing November 16, 2015	1,279,907
EUR	824,121	Term Loan, 8.40%, Maturing November 16, 2015	1,189,397
EUR	289,045	Term Loan, 8.40%, Maturing November 16, 2015	417,159
		Solo Cup Co.
1,986,828		Term Loan, 6.04%, Maturing February 27, 2011	1,941,296
		Wellman, Inc.
1,250,000		Term Loan, 6.74%, Maturing February 10, 2009 (3)	625,000
			$64,482,519
Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
1,792,654		Term Loan, 4.55%, Maturing September 5, 2013	$1,729,413
1,125,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	1,100,860
		St. John Knits International, Inc.
1,231,247		Term Loan, 5.46%, Maturing March 23, 2012	1,151,216
		The William Carter Co.
1,158,850		Term Loan, 4.12%, Maturing July 14, 2012	1,109,599
		Warnaco, Inc.
591,111		Term Loan, 4.38%, Maturing January 31, 2013	558,600
			$5,649,688
Conglomerates — 1.3%
		Amsted Industries, Inc.
1,460,600		Term Loan, 4.79%, Maturing October 15, 2010	$1,427,737
		Blount, Inc.
415,014		Term Loan, 4.22%, Maturing August 9, 2010	401,526

		Doncasters (Dunde HoldCo 4 Ltd.)
608,184		Term Loan, 4.96%, Maturing July 13, 2015	$556,488
608,184		Term Loan, 5.46%, Maturing July 13, 2015	556,488
GBP	734,483	Term Loan - Second Lien, 9.90%, Maturing January 13, 2016	1,222,147
		ISS Holdings A/S
EUR	208,772	Term Loan, 6.96%, Maturing December 31, 2013	293,796
EUR	1,491,228	Term Loan, 6.96%, Maturing December 31, 2013	2,098,543
		Jarden Corp.
1,775,197		Term Loan, 4.55%, Maturing January 24, 2012	1,690,135
980,432		Term Loan, 4.55%, Maturing January 24, 2012	933,452
		Johnson Diversey, Inc.
2,970,076		Term Loan, 4.78%, Maturing December 16, 2011	2,873,548
		Polymer Group, Inc.
3,907,043		Term Loan, 5.03%, Maturing November 22, 2012	3,614,014
		RBS Global, Inc.
418,625		Term Loan, 4.79%, Maturing July 19, 2013	397,694
2,681,967		Term Loan, 5.29%, Maturing July 19, 2013	2,544,516
		RGIS Holdings, LLC
1,909,286		Term Loan, 5.13%, Maturing April 30, 2014	1,594,254
95,464		Term Loan, 5.30%, Maturing April 30, 2014	79,713
		US Investigations Services, Inc.
2,630,075		Term Loan, 5.55%, Maturing February 21, 2015	2,437,204
		Vertrue, Inc.
833,650		Term Loan, 5.81%, Maturing August 16, 2014	752,369
			$23,473,624
Containers and Glass Products — 1.7%
		Berry Plastics Corp.
4,633,788		Term Loan, 4.78%, Maturing April 3, 2015	$4,092,626
		Consolidated Container Co.
1,000,000		Term Loan - Second Lien, 8.11%, Maturing September 28, 2014	512,500
		Crown Americas, Inc.
686,000		Term Loan, 4.43%, Maturing November 15, 2012	670,565
		Graham Packaging Holdings Co.
5,218,826		Term Loan, 4.99%, Maturing October 7, 2011	4,982,742
		Graphic Packaging International, Inc.
7,381,991		Term Loan, 4.79%, Maturing May 16, 2014	6,946,977
		JSG Acquisitions
EUR	180,907	Term Loan, 6.39%, Maturing December 31, 2014	256,152
EUR	217,564	Term Loan, 6.64%, Maturing December 31, 2014	308,055
EUR	1,300,764	Term Loan, 6.82%, Maturing December 31, 2014	1,841,787
EUR	1,300,764	Term Loan, 6.88%, Maturing December 31, 2014	1,841,787
		Kranson Industries, Inc.
1,102,495		Term Loan, 5.05%, Maturing July 31, 2013	1,025,320
		Owens-Brockway Glass Container
2,034,688		Term Loan, 3.96%, Maturing June 14, 2013	1,985,855
		Smurfit-Stone Container Corp.
79,324		Term Loan, 4.50%, Maturing November 1, 2011	76,999
1,069,632		Term Loan, 4.64%, Maturing November 1, 2011	1,038,283
2,207,792		Term Loan, 4.64%, Maturing November 1, 2011	2,143,086
872,221		Term Loan, 4.81%, Maturing November 1, 2011	846,658
		Tegrant Holding Corp.
1,975,000		Term Loan, 5.56%, Maturing March 8, 2013	1,303,500
			$29,872,892
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
1,000,000		Term Loan - Second Lien, 8.79%, Maturing July 31, 2014	$920,000
		Bausch & Lomb, Inc.
155,000		Term Loan, 6.05%, Maturing April 30, 2015 (2)	151,190
616,900		Term Loan, 6.05%, Maturing April 30, 2015	601,735
		KIK Custom Products, Inc.
1,400,000		Term Loan - Second Lien, 7.46%, Maturing November 30, 2014	605,500
		Prestige Brands, Inc.
2,513,258		Term Loan, 4.73%, Maturing April 7, 2011	2,456,710
			$4,735,135

Drugs — 0.4%
		Graceway Pharmaceuticals, LLC
1,486,729		Term Loan, 5.55%, Maturing May 3, 2012	$1,284,162
1,000,000		Term Loan - Second Lien, 9.30%, Maturing May 3, 2013	760,000
300,000		Term Loan, 11.05%, Maturing November 3, 2013	235,500
		Pharmaceutical Holdings Corp.
616,116		Term Loan, 5.71%, Maturing January 30, 2012	594,551
		Stiefel Laboratories, Inc.
674,484		Term Loan, 5.04%, Maturing December 28, 2013	642,446
881,826		Term Loan, 5.04%, Maturing December 28, 2013	839,939
		Warner Chilcott Corp.
2,106,305		Term Loan, 4.70%, Maturing January 18, 2012	2,039,605
820,172		Term Loan, 4.80%, Maturing January 18, 2012	794,199
			$7,190,402
Ecological Services and Equipment — 0.7%
		Allied Waste Industries, Inc.
1,565,962		Term Loan, 4.05%, Maturing January 15, 2012	1,538,884
2,604,404		Term Loan, 4.23%, Maturing January 15, 2012	2,559,368
		Big Dumpster Merger Sub, Inc.
853,188		Term Loan, 5.05%, Maturing February 5, 2013	699,614
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.05%, Maturing April 1, 2015	1,455,908
		Environmental Systems Products Holdings, Inc.
466,049		Term Loan - Second Lien, 13.50%, Maturing December 12, 2010 (4)	425,782
		IESI Corp.
3,464,706		Term Loan, 4.40%, Maturing January 20, 2012	3,343,441
		Sensus Metering Systems, Inc.
18,429		Term Loan, 4.46%, Maturing December 17, 2010	17,415
715,074		Term Loan, 4.64%, Maturing December 17, 2010	675,745
		Waste Services, Inc.
844,840		Term Loan, 5.15%, Maturing March 31, 2011	839,559
		Wastequip, Inc.
985,301		Term Loan, 5.05%, Maturing February 5, 2013	807,947
			$12,363,663
Electronics/Electrical — 1.6%
		Aspect Software, Inc.
2,219,832		Term Loan, 5.81%, Maturing July 11, 2011	$2,069,993
2,350,000		Term Loan - Second Lien, 9.88%, Maturing July 11, 2013	2,138,500
		Freescale Semiconductor, Inc.
5,589,875		Term Loan, 4.22%, Maturing December 1, 2013	5,045,840
		Infor Enterprise Solutions Holdings
3,421,907		Term Loan, 6.55%, Maturing July 28, 2012	2,857,292
1,785,343		Term Loan, 6.55%, Maturing July 28, 2012	1,490,761
500,000		Term Loan - Second Lien, 8.30%, Maturing March 2, 2014	298,750
183,333		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	109,542
316,667		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	202,667
		Network Solutions, LLC
982,859		Term Loan, 5.17%, Maturing March 7, 2014	825,602
		Open Solutions, Inc.
2,419,805		Term Loan, 5.15%, Maturing January 23, 2014	2,147,577
		Sensata Technologies Finance Co.
3,748,500		Term Loan, 4.54%, Maturing April 27, 2013	3,276,815
		Spectrum Brands, Inc.
83,608		Term Loan, 6.46%, Maturing March 30, 2013	74,864
1,655,733		Term Loan, 6.61%, Maturing March 30, 2013	1,482,571
		SS&C Technologies, Inc.
1,983,269		Term Loan, 4.78%, Maturing November 23, 2012	1,881,626
		VeriFone, Inc.
957,063		Term Loan, 5.55%, Maturing October 31, 2013	918,781
		Vertafore, Inc.
2,468,906		Term Loan, 5.14%, Maturing January 31, 2012	2,308,427
975,000		Term Loan - Second Lien, 8.64%, Maturing January 31, 2013	870,187
			$27,999,795

Equipment Leasing — 0.3%
		AWAS Capital, Inc.
2,577,339		Term Loan - Second Lien, 8.81%, Maturing March 22, 2013	$2,087,645
		The Hertz Corp.
3,800,272		Term Loan, 4.21%, Maturing December 21, 2012	3,505,750
688,889		Term Loan, 4.55%, Maturing December 21, 2012	635,500
			$6,228,895
Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
2,925,000		Term Loan, 5.06%, Maturing December 16, 2012	$2,831,766
1,475,000		Term Loan - Second Lien, 8.30%, Maturing December 16, 2013	1,408,625
		Central Garden & Pet Co.
2,492,625		Term Loan, 3.97%, Maturing February 28, 2014	2,212,205
			$6,452,596
Financial Intermediaries — 0.6%
		Citco III, Ltd.
2,166,424		Term Loan, 5.13%, Maturing June 30, 2014	$1,949,781
		Grosvenor Capital Management
687,612		Term Loan, 4.55%, Maturing December 5, 2013	656,670
		INVESTools, Inc.
533,333		Term Loan, 6.06%, Maturing August 13, 2012	485,333
		Jupiter Asset Management Group
GBP	594,385	Term Loan, 7.90%, Maturing June 30, 2015	1,016,679
		LPL Holdings, Inc.
5,070,100		Term Loan, 4.67%, Maturing December 18, 2014	4,816,595
		Nuveen Investments, Inc.
698,250		Term Loan, 5.46%, Maturing November 2, 2014	647,627
		RJO Holdings Corp. (RJ O’Brien)
669,938		Term Loan, 5.47%, Maturing July 31, 2014	452,208
		Travelex America Holdings, Inc.
625,000		Term Loan, 5.54%, Maturing October 31, 2013	583,203
625,000		Term Loan, 6.04%, Maturing October 31, 2014	583,203
			$11,191,299
Food Products — 1.5%
		Acosta, Inc.
2,964,500		Term Loan, 4.72%, Maturing July 28, 2013	$2,777,366
		Advantage Sales & Marketing, Inc.
4,145,857		Term Loan, 4.56%, Maturing March 29, 2013	3,888,470
		American Seafoods Group, LLC
1,025,850		Term Loan, 4.30%, Maturing September 30, 2011	969,428
		Dean Foods Co.
5,875,625		Term Loan, 4.30%, Maturing April 2, 2014	5,565,321
		MafCo Worldwide Corp.
895,568		Term Loan, 4.81%, Maturing December 8, 2011	841,834
		Michael Foods, Inc.
1,401,918		Term Loan, 4.87%, Maturing November 21, 2010	1,380,889
		Pinnacle Foods Finance, LLC
6,336,000		Term Loan, 5.43%, Maturing April 2, 2014	5,802,718
		Provimi Group SA
231,370		Term Loan, 4.71%, Maturing June 28, 2015	209,969
188,011		Term Loan, 4.71%, Maturing June 28, 2015	170,620
EUR	419,087	Term Loan, 6.73%, Maturing June 28, 2015	593,396
EUR	243,178	Term Loan, 6.73%, Maturing June 28, 2015	344,322
EUR	402,189	Term Loan, 6.73%, Maturing June 28, 2015	569,470
EUR	548,225	Term Loan, 6.73%, Maturing June 28, 2015	776,247
		Reddy Ice Group, Inc.
3,130,000		Term Loan, 4.54%, Maturing August 9, 2012	2,699,625
			$26,589,675

Food Service — 1.0%
		AFC Enterprises, Inc.
654,646		Term Loan, 5.06%, Maturing May 23, 2009	$621,914
		Aramark Corp.
293,517		Term Loan, 4.47%, Maturing January 26, 2014	279,501
4,614,037		Term Loan, 4.68%, Maturing January 26, 2014	4,393,708
GBP	985,000	Term Loan, 8.07%, Maturing January 27, 2014	1,795,092
		Buffets, Inc.
595,463		Term Loan, 9.71%, Maturing January 22, 2009	357,278
59,325		Term Loan, 9.71%, Maturing January 22, 2009	35,595
185,675		Term Loan, 5.40%, Maturing May 1, 2013	81,233
1,238,615		Term Loan, 9.71%, Maturing November 1, 2013	541,894
		Burger King Corp.
1,692,294		Term Loan, 4.31%, Maturing June 30, 2012	1,679,998
		CBRL Group, Inc.
2,300,037		Term Loan, 4.29%, Maturing April 27, 2013	2,130,409
		Denny’s, Inc.
163,417		Term Loan, 4.70%, Maturing March 31, 2012	155,348
605,083		Term Loan, 4.76%, Maturing March 31, 2012	575,207
		JRD Holdings, Inc.
1,896,094		Term Loan, 5.05%, Maturing June 26, 2014	1,782,328
		Maine Beverage Co., LLC
635,156		Term Loan, 4.54%, Maturing June 30, 2010	609,750
		NPC International, Inc.
491,258		Term Loan, 4.49%, Maturing May 3, 2013	454,413
		OSI Restaurant Partners, LLC
84,586		Term Loan, 5.35%, Maturing May 9, 2013	71,053
995,501		Term Loan, 5.13%, Maturing May 9, 2014	836,221
		QCE Finance, LLC
984,925		Term Loan, 4.81%, Maturing May 5, 2013	841,126
1,225,000		Term Loan - Second Lien, 8.55%, Maturing November 5, 2013	1,004,500
		Sagittarius Restaurants, LLC
488,750		Term Loan, 9.50%, Maturing March 29, 2013	384,891
			$18,631,459
Food/Drug Retailers — 1.3%
		General Nutrition Centers, Inc.
3,019,699		Term Loan, 5.05%, Maturing September 16, 2013	$2,687,532
		Iceland Foods Group, Ltd.
GBP	2,150,000	Term Loan, 7.66%, Maturing May 2, 2014	4,131,167
GBP	2,150,000	Term Loan, 8.16%, Maturing May 2, 2015	4,131,167
GBP	526,312	Term Loan, 9.79%, Maturing May 2, 2016	1,000,869
		Pantry, Inc. (The)
1,193,500		Term Loan, 4.22%, Maturing May 15, 2014	1,074,150
343,583		Term Loan, 4.22%, Maturing May 15, 2014	309,225
		Rite Aid Corp.
3,491,250		Term Loan, 4.22%, Maturing June 1, 2014	3,092,664
1,250,000		Term Loan, 6.00%, Maturing June 4, 2014	1,137,500
		Roundy’s Supermarkets, Inc.
3,911,978		Term Loan, 5.21%, Maturing November 3, 2011	3,760,389
		Supervalu, Inc.
1,772,958		Term Loan, 3.64%, Maturing June 1, 2012	1,679,385
			$23,004,048
Forest Products — 0.8%
		Appleton Papers, Inc.
1,905,750		Term Loan, 4.49%, Maturing June 5, 2014	$1,759,642
		Georgia-Pacific Corp.
9,212,069		Term Loan, 4.45%, Maturing December 20, 2012	8,710,702
		Newpage Corp.
1,940,250		Term Loan, 6.56%, Maturing December 5, 2014	1,922,460
		Xerium Technologies, Inc.
1,875,165		Term Loan, 8.30%, Maturing May 18, 2012	1,654,833
			$14,047,637

Healthcare — 5.2%
		Accellent, Inc.
	1,413,750	Term Loan, 5.14%, Maturing November 22, 2012	$1,279,444
		Alliance Imaging, Inc.
	1,118,681	Term Loan, 5.30%, Maturing December 29, 2011	1,089,316
		American Medical Systems
	1,541,096	Term Loan, 4.94%, Maturing July 20, 2012	1,452,483
		AMN Healthcare, Inc.
	319,654	Term Loan, 4.55%, Maturing November 2, 2011	311,663
		AMR HoldCo, Inc.
	2,169,912	Term Loan, 4.69%, Maturing February 10, 2012	2,112,952
		Biomet, Inc.
	3,970,000	Term Loan, 5.80%, Maturing December 26, 2014	3,904,650
EUR	1,761,688	Term Loan, 7.95%, Maturing December 26, 2014	2,700,571
		Capio AB
EUR	227,051	Term Loan, 6.69%, Maturing April 24, 2015	340,363
EUR	272,949	Term Loan, 6.69%, Maturing April 24, 2015	409,167
EUR	227,051	Term Loan, 6.81%, Maturing April 16, 2016	340,363
EUR	272,949	Term Loan, 6.81%, Maturing April 24, 2016	409,167
		Cardinal Health 409, Inc.
	2,178,000	Term Loan, 5.05%, Maturing April 10, 2014	1,911,195
EUR	1,980,000	Term Loan, 7.21%, Maturing April 10, 2014	2,749,473
		Carestream Health, Inc.
	4,293,822	Term Loan, 4.75%, Maturing April 30, 2013	3,789,298
	1,000,000	Term Loan - Second Lien, 7.96%, Maturing October 30, 2013	715,000
		Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 5.14%, Maturing March 23, 2015	940,333
		Community Health Systems, Inc.
	503,549	Term Loan, 0.00%, Maturing July 25, 2014 (2)	477,496
	9,842,239	Term Loan, 4.85%, Maturing July 25, 2014	9,333,011
		Concentra, Inc.
	850,000	Term Loan - Second Lien, 8.30%, Maturing June 25, 2015	556,750
		ConMed Corp.
	615,521	Term Loan, 3.96%, Maturing April 13, 2013	601,672
		CRC Health Corp.
	638,625	Term Loan, 5.05%, Maturing February 6, 2013	592,325
	586,553	Term Loan, 5.05%, Maturing February 6, 2013	544,027
		DaVita, Inc.
	5,424,933	Term Loan, 4.10%, Maturing October 5, 2012	5,233,124
		DJO Finance, LLC
	1,044,750	Term Loan, 5.62%, Maturing May 15, 2014	1,016,019
		Fresenius Medical Care Holdings
	3,534,977	Term Loan, 4.17%, Maturing March 31, 2013	3,442,736
		Hanger Orthopedic Group, Inc.
	1,532,148	Term Loan, 4.47%, Maturing May 30, 2013	1,478,523
		HCA, Inc.
	8,805,801	Term Loan, 5.05%, Maturing November 18, 2013	8,292,739
		Health Management Association, Inc.
	5,823,395	Term Loan, 4.55%, Maturing February 28, 2014	5,395,742
		HealthSouth Corp.
	1,964,244	Term Loan, 5.29%, Maturing March 10, 2013	1,860,770
		Iasis Healthcare, LLC
	112,878	Term Loan, 4.46%, Maturing March 14, 2014	105,493
	423,291	Term Loan, 4.46%, Maturing March 14, 2014	395,601
	1,223,346	Term Loan, 4.46%, Maturing March 14, 2014	1,143,318
		Ikaria Acquisition, Inc.
	757,861	Term Loan, 5.05%, Maturing March 28, 2013	723,757
		IM U.S. Holdings, LLC
	900,000	Term Loan - Second Lien, 7.06%, Maturing June 26, 2015	848,250
		Invacare Corp.
	2,188,624	Term Loan, 4.97%, Maturing February 12, 2013	2,046,363
		inVentiv Health, Inc.
	1,200,788	Term Loan, 4.56%, Maturing July 6, 2014	1,124,988
		Leiner Health Products, Inc.
	110,567	Term Loan, 8.75%, Maturing May 27, 2011 (3)	105,039

		LifePoint Hospitals, Inc.
2,959,542		Term Loan, 4.27%, Maturing April 15, 2012	$2,865,946
		MultiPlan Merger Corp.
727,222		Term Loan, 5.00%, Maturing April 12, 2013	689,271
1,327,388		Term Loan, 5.00%, Maturing April 12, 2013	1,258,116
		Mylan, Inc.
771,125		Term Loan, 5.93%, Maturing October 2, 2014	764,763
		National Mentor Holdings, Inc.
81,200		Term Loan, 4.44%, Maturing June 29, 2013	70,441
1,341,424		Term Loan, 4.81%, Maturing June 29, 2013	1,163,685
		National Rental Institutes, Inc.
2,003,395		Term Loan, 5.00%, Maturing March 31, 2013	1,732,936
		Nyco Holdings
EUR	1,920,457	Term Loan, 7.21%, Maturing December 29, 2014	2,380,259
EUR	1,920,457	Term Loan, 7.96%, Maturing December 29, 2015	2,380,259
		Physiotherapy Associates, Inc.
1,161,333		Term Loan, 6.25%, Maturing June 27, 2013	940,680
		RadNet Management, Inc.
714,129		Term Loan, 6.92%, Maturing November 15, 2012	681,993
		ReAble Therapeutics Finance, LLC
1,155,739		Term Loan, 4.81%, Maturing November 16, 2013	1,092,174
		Renal Advantage, Inc.
368,803		Term Loan, 5.28%, Maturing October 5, 2012	350,362
		Select Medical Corp.
1,605,581		Term Loan, 4.63%, Maturing February 24, 2012	1,502,021
		Select Medical Holdings Corp.
2,003,956		Term Loan, 4.68%, Maturing February 24, 2012	1,874,701
		Sunrise Medical Holdings, Inc.
1,550,142		Term Loan, 6.84%, Maturing May 13, 2010	1,286,928
		Vanguard Health Holding Co., LLC
939,872		Term Loan, 5.05%, Maturing September 23, 2011	907,558
		Viant Holdings, Inc.
767,250		Term Loan, 5.05%, Maturing June 25, 2014	659,835
			$92,375,109
Home Furnishings — 0.6%
		Hunter Fan Co.
663,948		Term Loan, 5.18%, Maturing April 16, 2014	$529,499
		Interline Brands, Inc.
1,287,848		Term Loan, 4.19%, Maturing June 23, 2013	1,223,455
889,565		Term Loan, 4.19%, Maturing June 23, 2013	845,087
		National Bedding Co., LLC
2,341,583		Term Loan, 4.59%, Maturing August 31, 2011	1,847,900
1,050,000		Term Loan - Second Lien, 7.46%, Maturing August 31, 2012	750,750
		Oreck Corp.
1,793,108		Term Loan, 5.61%, Maturing February 2, 2012 (4)	914,485
		Sanitec, Ltd. Oy
EUR	500,000	Term Loan, 8.38%, Maturing April 7, 2013	614,171
EUR	500,000	Term Loan, 8.88%, Maturing April 7, 2014	614,171
		Simmons Co.
3,677,152		Term Loan, 5.53%, Maturing December 19, 2011	3,451,926
1,000,000		Term Loan, 8.20%, Maturing February 15, 2012	635,000
			$11,426,444
Industrial Equipment — 1.4%
		Brand Energy and Infrastructure Services, Inc.
1,064,895		Term Loan, 6.06%, Maturing February 7, 2014	$1,011,650
		CEVA Group PLC U.S.
1,439,408		Term Loan, 5.46%, Maturing January 4, 2014	1,324,255
171,053		Term Loan, 5.80%, Maturing January 4, 2014	157,368
EUR	304,073	Term Loan, 7.47%, Maturing January 4, 2014	451,183
EUR	516,351	Term Loan, 7.47%, Maturing January 4, 2014	766,160
EUR	634,598	Term Loan, 7.47%, Maturing January 4, 2014	941,615
EUR	1,597,365	Term Loan, 7.96%, Maturing January 4, 2014	2,370,167

		EPD Holdings (Goodyear Engineering Products)
115,047		Term Loan, 4.97%, Maturing July 13, 2014	$102,104
803,305		Term Loan, 5.30%, Maturing July 13, 2014	712,933
1,100,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	836,000
		Flowserve Corp.
2,302,242		Term Loan, 4.31%, Maturing August 10, 2012	2,236,053
		FR Brand Acquisition Corp.
985,622		Term Loan, 5.06%, Maturing February 7, 2014	906,772
		Generac Acquisition Corp.
2,677,819		Term Loan, 5.29%, Maturing November 7, 2013	2,155,645
500,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	351,666
		Gleason Corp.
280,361		Term Loan, 4.52%, Maturing June 30, 2013	266,343
743,297		Term Loan, 4.52%, Maturing June 30, 2013	706,132
		Itron, Inc.
EUR	404,198	Term Loan, 6.96%, Maturing April 18, 2014	610,811
		Jason, Inc.
632,479		Term Loan, 4.96%, Maturing April 30, 2010	569,231
		John Maneely Co.
2,501,969		Term Loan, 6.04%, Maturing December 8, 2013	2,297,641
		KION Group GmbH
250,000		Term Loan, 4.46%, Maturing December 23, 2014	217,321
250,000		Term Loan, 4.96%, Maturing December 23, 2015	217,321
		Polypore, Inc.
4,306,500		Term Loan, 4.72%, Maturing July 3, 2014	4,048,110
		Sequa Corp.
993,167		Term Loan, 6.03%, Maturing November 30, 2014	941,440
		TFS Acquisition Corp.
884,250		Term Loan, 6.30%, Maturing August 11, 2013	831,195
			$25,029,116
Insurance — 0.9%
		Alliant Holdings I, Inc.
1,339,875		Term Loan, 5.80%, Maturing August 21, 2014	$1,239,384
		Applied Systems, Inc.
958,324		Term Loan, 5.30%, Maturing September 26, 2013	910,408
		CCC Information Services Group, Inc.
1,116,500		Term Loan, 5.06%, Maturing February 10, 2013	1,099,752
		Conseco, Inc.
4,674,938		Term Loan, 4.46%, Maturing October 10, 2013	4,099,337
		Crawford & Company
1,619,411		Term Loan, 5.56%, Maturing October 31, 2013	1,574,877
		Crump Group, Inc.
1,342,394		Term Loan, 5.81%, Maturing August 4, 2014	1,261,850
		Getty Images, Inc.
2,925,000		Term Loan, 7.25%, Maturing July 2, 2015	2,907,634
		Hub International Holdings, Inc.
218,153		Term Loan, 5.30%, Maturing June 13, 2014 (2)	200,834
970,588		Term Loan, 5.30%, Maturing June 13, 2014	893,536
		U.S.I. Holdings Corp.
1,188,000		Term Loan, 5.56%, Maturing May 4, 2014	1,098,900
			$15,286,512
Leisure Goods/Activities/Movies — 3.6%
		24 Hour Fitness Worldwide, Inc.
1,974,550		Term Loan, 4.97%, Maturing June 8, 2012	$1,865,950
		AMC Entertainment, Inc.
1,720,676		Term Loan, 4.21%, Maturing January 26, 2013	1,622,410
		AMF Bowling Worldwide, Inc.
1,300,000		Term Loan - Second Lien, 8.95%, Maturing December 8, 2013	1,007,500
		Butterfly Wendel US, Inc.
371,737		Term Loan, 5.63%, Maturing June 22, 2013	340,604
371,857		Term Loan, 5.38%, Maturing June 22, 2014	340,714
		Carmike Cinemas, Inc.
2,924,623		Term Loan, 6.31%, Maturing May 19, 2012	2,840,540

Cedar Fair, L.P.
490,000	Term Loan, 4.49%, Maturing August 31, 2011	$462,165
2,812,152	Term Loan, 4.46%, Maturing August 30, 2012	2,652,405
Cinemark, Inc.
3,774,523	Term Loan, 4.53%, Maturing October 5, 2013	3,567,600
Dave & Buster’s, Inc.
382,500	Term Loan, 5.05%, Maturing March 8, 2013	365,287
977,500	Term Loan, 5.05%, Maturing March 8, 2013	933,512
Deluxe Entertainment Services
815,437	Term Loan, 5.01%, Maturing January 28, 2011	727,777
41,339	Term Loan, 5.05%, Maturing January 28, 2011	36,895
77,477	Term Loan, 5.05%, Maturing January 28, 2011	69,148
Easton-Bell Sports, Inc.
1,466,250	Term Loan, 4.39%, Maturing March 16, 2012	1,332,455
Formula One (Project Alpha III)
1,928,571	Term Loan, 4.71%, Maturing October 13, 2014	1,775,090
Mega Blocks, Inc.
1,477,157	Term Loan, 8.25%, Maturing July 26, 2012	1,292,513
Metro-Goldwyn-Mayer Holdings, Inc.
10,137,869	Term Loan, 6.05%, Maturing April 8, 2012	7,882,193
National CineMedia, LLC
2,075,000	Term Loan, 4.54%, Maturing February 13, 2015	1,887,603
Red Football, Ltd.
GBP	2,750,000	Term Loan, 7.90%, Maturing August 16, 2014	5,124,712
GBP	2,750,000	Term Loan, 8.15%, Maturing August 16, 2015	5,124,712
Regal Cinemas Corp.
6,241,337	Term Loan, 4.30%, Maturing November 10, 2010	5,894,594
Revolution Studios Distribution Co., LLC
1,458,730	Term Loan, 6.22%, Maturing December 21, 2014	1,356,619
1,050,000	Term Loan, 9.47%, Maturing June 21, 2015	887,250
Six Flags Theme Parks, Inc.
4,479,750	Term Loan, 4.88%, Maturing April 30, 2015	3,842,506
Southwest Sports Group, LLC
1,450,000	Term Loan, 5.31%, Maturing December 22, 2010	1,276,000
Universal City Development Partners, Ltd.
2,912,921	Term Loan, 5.69%, Maturing June 9, 2011	2,891,074
WMG Acquisition Corp.
900,000	Revolving Loan, 4.25%, Maturing February 28, 2010 (2)	841,500
6,904,626	Term Loan, 4.61%, Maturing February 28, 2011	6,461,577
$64,702,905
Lodging and Casinos — 1.8%
Bally Technologies, Inc.
5,419,355	Term Loan, 6.12%, Maturing September 5, 2009	$5,371,935
Gala Electric Casinos, Ltd.
GBP	958,999	Term Loan, 8.44%, Maturing December 12, 2013	1,647,242
GBP	958,999	Term Loan, 8.94%, Maturing December 12, 2014	1,647,242
Green Valley Ranch Gaming, LLC
642,017	Term Loan, 4.70%, Maturing February 16, 2014	514,684
Harrah’s Operating Co.
1,396,500	Term Loan, 5.80%, Maturing January 28, 2015	1,240,017
997,500	Term Loan, 5.80%, Maturing January 28, 2015	881,957
Herbst Gaming, Inc.
997,468	Term Loan, 9.75%, Maturing December 2, 2011	730,646
Isle of Capri Casinos, Inc.
2,635,147	Term Loan, 4.55%, Maturing November 30, 2013	2,281,598
794,536	Term Loan, 4.55%, Maturing November 30, 2013	687,936
1,054,059	Term Loan, 4.55%, Maturing November 30, 2013	912,639
LodgeNet Entertainment Corp.
1,178,400	Term Loan, 4.81%, Maturing April 4, 2014	1,064,242
New World Gaming Partners, Ltd.
1,451,042	Term Loan, 5.28%, Maturing June 30, 2014	1,253,337
291,667	Term Loan, 5.28%, Maturing June 30, 2014	251,927
Penn National Gaming, Inc.
7,093,380	Term Loan, 4.47%, Maturing October 3, 2012	6,824,846

		Venetian Casino Resort/Las Vegas Sands, Inc.
1,135,272		Term Loan, 4.56%, Maturing May 14, 2014	$983,584
4,164,296		Term Loan, 4.56%, Maturing May 23, 2014	3,607,888
		VML US Finance, LLC
2,300,000		Term Loan, 5.06%, Maturing May 25, 2013	2,224,017
		Wimar OpCo, LLC
900,262		Term Loan, 8.25%, Maturing January 3, 2012	768,036
			$32,893,773
Nonferrous Metals/Minerals — 0.8%
		Alpha Natural Resources, LLC
2,750,875		Term Loan, 4.55%, Maturing October 26, 2012	$2,737,121
		Compass Minerals Group, Inc.
2,756,505		Term Loan, 4.65%, Maturing December 22, 2012	2,670,365
		Euramax International, Inc.
698,264		Term Loan, 8.00%, Maturing June 28, 2012	616,567
501,316		Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	353,428
248,684		Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	175,322
		Murray Energy Corp.
948,150		Term Loan, 5.50%, Maturing January 28, 2010	924,446
		Neo Material Technologies, Inc.
619,925		Term Loan, 6.50%, Maturing August 31, 2009	610,626
		Noranda Aluminum Acquisition
531,158		Term Loan, 4.47%, Maturing May 18, 2014	500,616
		Novelis, Inc.
593,992		Term Loan, 4.81%, Maturing June 28, 2014	566,272
1,306,783		Term Loan, 4.81%, Maturing June 28, 2014	1,245,799
		Oxbow Carbon and Mineral Holdings
1,825,746		Term Loan, 4.79%, Maturing May 8, 2014	1,709,355
163,450		Term Loan, 4.80%, Maturing May 8, 2014	153,030
		Tube City IMS Corp.
2,642,230		Term Loan, 5.05%, Maturing January 25, 2014	2,444,062
324,324		Term Loan, 5.40%, Maturing January 25, 2014	300,000
			$15,007,009
Oil and Gas — 0.7%
		Atlas Pipeline Partners, L.P.
1,615,000		Term Loan, 4.97%, Maturing July 20, 2014	$1,578,662
		Big West Oil, LLC
577,500		Term Loan, 4.46%, Maturing May 1, 2014	531,300
462,000		Term Loan, 4.46%, Maturing May 1, 2014	425,040
		Citgo Petroleum Corp.
1,903,739		Term Loan, 3.77%, Maturing November 15, 2012	1,779,996
		Dresser, Inc.
824,990		Term Loan, 4.97%, Maturing May 4, 2014	793,366
1,250,000		Term Loan - Second Lien, 8.47%, Maturing May 4, 2015	1,200,000
		Enterprise GP Holdings, L.P.
1,550,000		Term Loan, 4.71%, Maturing October 31, 2014	1,521,906
		IFM (US) Colonial Pipeline 2, LLC
938,112		Term Loan, 4.65%, Maturing February 27, 2012	921,695
		Targa Resources, Inc.
1,411,549		Term Loan, 4.65%, Maturing October 31, 2012	1,363,910
1,602,972		Term Loan, 4.68%, Maturing October 31, 2012	1,548,871
		Volnay Acquisition Co.
885,000		Term Loan, 4.65%, Maturing January 12, 2014	865,087
			$12,529,833
Publishing — 4.3%
		American Media Operations, Inc.
3,746,341		Term Loan, 5.99%, Maturing January 31, 2013	$3,493,463
		Aster Zweite Beteiligungs GmbH
1,075,000		Term Loan, 4.88%, Maturing September 27, 2013	903,000
EUR	472,333	Term Loan, 6.98%, Maturing September 27, 2013	630,098
		CanWest MediaWorks, Ltd.
1,163,250		Term Loan, 4.65%, Maturing July 10, 2014	1,084,731

		Dex Media West, LLC
5,190,000		Term Loan, 7.00%, Maturing October 24, 2014	$4,919,149
		GateHouse Media Operating, Inc.
1,850,000		Term Loan, 4.65%, Maturing August 28, 2014	1,112,312
800,000		Term Loan, 4.79%, Maturing August 28, 2014	481,000
975,000		Term Loan, 4.93%, Maturing August 28, 2014	592,312
		Idearc, Inc.
12,337,125		Term Loan, 4.79%, Maturing November 17, 2014	9,237,422
		Laureate Education, Inc.
433,619		Term Loan, 0.00%, Maturing August 17, 2014 (2)	402,994
2,904,972		Term Loan, 5.71%, Maturing August 17, 2014	2,699,809
		MediaNews Group, Inc.
1,249,500		Term Loan, 6.25%, Maturing August 2, 2013	1,030,838
		Mediannuaire Holding
EUR	968,816	Term Loan, 6.72%, Maturing October 10, 2014	1,205,497
EUR	968,816	Term Loan, 7.22%, Maturing October 10, 2015	1,205,497
EUR	1,000,000	Term Loan - Second Lien, 8.72%, Maturing April 10, 2016	1,223,497
		Merrill Communications, LLC
1,444,562		Term Loan, 4.94%, Maturing February 9, 2009	1,227,877
		Nebraska Book Co., Inc.
912,408		Term Loan, 5.13%, Maturing March 4, 2011	857,663
		Nelson Education, Ltd.
669,938		Term Loan, 5.30%, Maturing July 5, 2014	594,570
		Nielsen Finance, LLC
7,970,426		Term Loan, 4.73%, Maturing August 9, 2013	7,428,397
		Penton Media, Inc.
987,500		Term Loan, 5.04%, Maturing February 1, 2013	790,000
		Philadelphia Newspapers, LLC
1,038,512		Term Loan, 9.50%, Maturing June 29, 2013	760,710
		R.H. Donnelley Corp.
3,873,902		Term Loan, 6.75%, Maturing June 30, 2010	3,696,349
		Reader’s Digest Association, Inc. (The)
7,875,313		Term Loan, 4.61%, Maturing March 2, 2014	6,746,520
		SGS International, Inc.
901,875		Term Loan, 5.31%, Maturing December 30, 2011	838,744
		Source Interlink Companies, Inc.
1,994,962		Term Loan, 5.71%, Maturing August 1, 2014	1,635,869
		Source Media, Inc.
2,318,429		Term Loan, 7.81%, Maturing November 8, 2011	2,167,731
		Springer Science+Business Media
563,580		Term Loan, 5.18%, Maturing May 5, 2011	519,433
505,808		Term Loan, 5.55%, Maturing May 5, 2012	466,186
430,613		Term Loan, 5.55%, Maturing May 5, 2012	396,881
		TL Acquisitions, Inc.
3,250,437		Term Loan, 4.96%, Maturing July 5, 2014	2,880,193
		Trader Media Corp.
GBP	2,309,688	Term Loan, 7.50%, Maturing March 23, 2015	3,733,412
		Tribune Co.
2,245,135		Term Loan, 5.54%, Maturing May 17, 2009	2,175,536
1,994,975		Term Loan, 5.79%, Maturing May 17, 2014	1,371,545
2,237,288		Term Loan, 5.79%, Maturing May 17, 2014	1,606,652
		Xsys US, Inc.
1,290,100		Term Loan, 4.88%, Maturing September 27, 2013	1,083,684
EUR	527,667	Term Loan, 6.98%, Maturing September 27, 2013	703,916
1,277,104		Term Loan, 4.88%, Maturing September 27, 2014	1,072,768
		Yell Group, PLC
3,425,000		Term Loan, 4.46%, Maturing February 10, 2013	3,001,156
			$75,977,411
Radio and Television — 2.5%
		Block Communications, Inc.
2,047,500		Term Loan, 4.80%, Maturing December 22, 2011	$1,970,719
		CMP KC, LLC
968,688		Term Loan, 6.50%, Maturing May 5, 2013	721,963
		CMP Susquehanna Corp.
2,741,661		Term Loan, 4.49%, Maturing May 5, 2013	2,261,871

		Discovery Communications, Inc.
3,440,250		Term Loan, 4.80%, Maturing April 30, 2014	$3,368,865
		Emmis Operating Co.
1,057,926		Term Loan, 4.78%, Maturing November 2, 2013	934,281
		Entravision Communications Corp.
1,739,000		Term Loan, 4.29%, Maturing September 29, 2013	1,614,009
		Gray Television, Inc.
2,392,534		Term Loan, 4.29%, Maturing January 19, 2015	2,042,626
		HIT Entertainment, Inc.
1,835,658		Term Loan, 4.79%, Maturing March 20, 2012	1,597,023
		NEP II, Inc.
839,368		Term Loan, 5.05%, Maturing February 16, 2014	761,727
		Nexstar Broadcasting, Inc.
1,994,905		Term Loan, 4.42%, Maturing October 1, 2012	1,820,351
2,107,664		Term Loan, 4.55%, Maturing October 1, 2012	1,923,243
		NextMedia Operating, Inc.
113,182		Term Loan, 6.46%, Maturing November 15, 2012	103,845
254,660		Term Loan, 6.46%, Maturing November 15, 2012	233,651
		PanAmSat Corp.
1,064,589		Term Loan, 5.29%, Maturing January 3, 2014	1,007,811
1,064,268		Term Loan, 5.29%, Maturing January 3, 2014	1,007,507
1,064,268		Term Loan, 5.29%, Maturing January 3, 2014	1,007,507
		Paxson Communications Corp.
3,250,000		Term Loan, 6.04%, Maturing January 15, 2012	2,632,500
		Raycom TV Broadcasting, LLC
1,900,000		Term Loan, 4.00%, Maturing June 25, 2014	1,757,500
		SFX Entertainment
1,485,010		Term Loan, 5.72%, Maturing June 21, 2013	1,395,909
		Sirius Satellite Radio, Inc.
744,375		Term Loan, 5.43%, Maturing December 19, 2012	666,216
		Tyrol Acquisition 2 SAS
EUR	1,050,000	Term Loan, 6.48%, Maturing January 19, 2015	1,391,499
EUR	1,050,000	Term Loan, 7.40%, Maturing January 19, 2016	1,391,499
		Univision Communications, Inc.
770,500		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	739,038
11,650,000		Term Loan, 5.03%, Maturing September 29, 2014	9,565,745
		Young Broadcasting, Inc.
2,321,947		Term Loan, 5.31%, Maturing November 3, 2012	2,031,703
			$43,948,608
Rail Industries — 0.3%
		Kansas City Southern Railway Co.
3,332,000		Term Loan, 4.33%, Maturing April 26, 2013	$3,227,875
		Rail America, Inc.
135,280		Term Loan, 6.79%, Maturing August 14, 2009	135,111
2,089,720		Term Loan, 6.79%, Maturing August 13, 2010	2,087,108
			$5,450,094
Retailers (Except Food and Drug) — 1.3%
		American Achievement Corp.
1,251,793		Term Loan, 5.02%, Maturing March 25, 2011	$1,239,275
		Amscan Holdings, Inc.
715,937		Term Loan, 4.98%, Maturing May 25, 2013	630,025
		Claire’s Stores, Inc.
495,000		Term Loan, 5.45%, Maturing May 24, 2014	342,478
		Cumberland Farms, Inc.
2,028,589		Term Loan, 4.91%, Maturing September 29, 2013	1,927,160
		FTD, Inc.
750,483		Term Loan, 4.21%, Maturing July 28, 2013	733,597
		Harbor Freight Tools USA, Inc.
1,936,252		Term Loan, 4.71%, Maturing July 15, 2010	1,713,583
		Josten’s Corp.
1,991,336		Term Loan, 5.17%, Maturing October 4, 2011	1,946,531
		Mapco Express, Inc.
1,670,366		Term Loan, 5.50%, Maturing April 28, 2011	1,570,144

		Neiman Marcus Group, Inc.
1,542,722		Term Loan, 4.42%, Maturing April 5, 2013	$1,441,811
		Orbitz Worldwide, Inc.
1,687,250		Term Loan, 5.66%, Maturing July 25, 2014	1,366,673
		Oriental Trading Co., Inc.
1,150,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	833,750
2,078,451		Term Loan, 4.83%, Maturing July 31, 2013	1,714,722
		Rent-A-Center, Inc.
1,186,674		Term Loan, 4.52%, Maturing November 15, 2012	1,121,407
		Savers, Inc.
448,858		Term Loan, 5.55%, Maturing August 11, 2012	426,415
491,028		Term Loan, 5.55%, Maturing August 11, 2012	466,477
		The Yankee Candle Company, Inc.
3,485,341		Term Loan, 4.80%, Maturing February 6, 2014	3,154,234
		Vivarte
EUR	836,310	Term Loan, 6.47%, Maturing May 29, 2015	852,671
EUR	130,208	Term Loan, 6.47%, Maturing May 29, 2015	132,756
EUR	33,482	Term Loan, 6.47%, Maturing May 29, 2015	34,137
EUR	836,310	Term Loan, 6.97%, Maturing May 29, 2016	852,671
EUR	130,208	Term Loan, 6.97%, Maturing May 29, 2016	132,756
EUR	33,482	Term Loan, 6.97%, Maturing May 29, 2016	34,137
			$22,667,410
Steel — 0.2%
		Algoma Acquisition Corp.
2,249,840		Term Loan, 4.96%, Maturing June 20, 2013	$2,126,099
		Niagara Corp.
1,460,250		Term Loan, 7.47%, Maturing June 29, 2014	1,285,020
			$3,411,119
Surface Transport — 0.2%
		Gainey Corp.
1,876,147		Term Loan, 7.00%, Maturing April 20, 2012 (3)	$666,032
		Oshkosh Truck Corp.
1,050,503		Term Loan, 4.41%, Maturing December 6, 2013	961,703
		Ozburn-Hessey Holding Co., LLC
583,367		Term Loan, 6.16%, Maturing August 9, 2012	522,114
		Swift Transportation Co., Inc.
3,020,930		Term Loan, 6.13%, Maturing May 10, 2014	2,328,004
			$4,477,853
Telecommunications — 2.1%
		Alltell Communication
1,994,975		Term Loan, 5.56%, Maturing May 16, 2014	$1,973,593
1,960,188		Term Loan, 5.21%, Maturing May 16, 2015	1,953,145
		Asurion Corp.
2,450,000		Term Loan, 5.78%, Maturing July 13, 2012	2,311,166
1,000,000		Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	928,750
		BCM Luxembourg, Ltd.
EUR	2,875,000	Term Loan, 6.61%, Maturing September 30, 2014	4,133,671
EUR	2,875,000	Term Loan, 6.86%, Maturing September 30, 2015	4,134,195
EUR	1,500,000	Term Loan - Second Lien, 8.98%, Maturing March 31, 2016	2,023,254
		Centennial Cellular Operating Co., LLC
3,226,468		Term Loan, 4.74%, Maturing February 9, 2011	3,170,812
		CommScope, Inc.
784,021		Term Loan, 5.23%, Maturing November 19, 2014	755,601
		Intelsat Subsidiary Holding Co.
1,277,250		Term Loan, 5.29%, Maturing July 3, 2013	1,227,437
		Iowa Telecommunications Services
2,776,000		Term Loan, 4.56%, Maturing November 23, 2011	2,641,828
		IPC Systems, Inc.
GBP	1,683,000	Term Loan, 8.21%, Maturing May 31, 2014	2,567,068
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,100,000	Term Loan, 7.39%, Maturing December 26, 2014	1,898,990
		NTelos, Inc.
1,222,051		Term Loan, 5.27%, Maturing August 24, 2011	1,196,846

		Palm, Inc.
	1,066,938	Term Loan, 5.97%, Maturing April 24, 2014	$704,179
		Stratos Global Corp.
	1,198,500	Term Loan, 5.30%, Maturing February 13, 2012	1,134,081
		Trilogy International Partners
	1,225,000	Term Loan, 6.30%, Maturing June 29, 2012	1,047,375
		Windstream Corp.
	4,000,241	Term Loan, 4.29%, Maturing July 17, 2013	3,874,609
			$37,676,600
Utilities — 1.4%
		AEI Finance Holding, LLC
	388,674	Revolving Loan, 4.70%, Maturing March 30, 2012	$357,580
	2,834,581	Term Loan, 5.80%, Maturing March 30, 2014	2,607,815
		Astoria Generating Co.
	869,380	Term Loan, 4.43%, Maturing February 23, 2013	843,571
	1,250,000	Term Loan - Second Lien, 6.56%, Maturing August 23, 2013	1,200,000
		BRSP, LLC
	2,265,375	Term Loan, 5.86%, Maturing July 13, 2009	2,197,414
		Calpine Corp.
	1,185,045	DIP Loan, 5.69%, Maturing March 30, 2009	1,114,683
		Electricinvest Holding Co.
EUR	536,193	Term Loan, 8.72%, Maturing October 24, 2012	748,753
GBP	540,000	Term Loan, 9.65%, Maturing October 24, 2012	953,358
		Mirant North America, LLC
	834,931	Term Loan, 4.21%, Maturing January 3, 2013	810,579
		NRG Energy, Inc.
	2,994,481	Term Loan, 4.30%, Maturing June 1, 2014	2,855,986
	6,112,723	Term Loan, 4.30%, Maturing June 1, 2014	5,830,009
		Pike Electric, Inc.
	470,384	Term Loan, 4.00%, Maturing July 1, 2012	456,273
	354,382	Term Loan, 4.00%, Maturing December 10, 2012	343,750
		TXU Texas Competitive Electric Holdings Co., LLC
	1,141,375	Term Loan, 6.24%, Maturing October 10, 2014	1,075,746
	3,126,375	Term Loan, 6.26%, Maturing October 10, 2014	2,936,839
		Vulcan Energy Corp.
	1,412,275	Term Loan, 4.18%, Maturing July 23, 2010	1,408,745
			$25,741,101
Total Senior Floating-Rate Interests (identified cost $1,133,698,706)			$1,037,007,047

Corporate Bonds & Notes — 40.9%

	Principal
	Amount
	(000’s omitted)	Security	Value
Aerospace and Defense — 0.4%
		Alion Science and Technologies Corp.
$1,500		10.25%, 2/1/15	$1,044,375
		Bombardier, Inc.
	1,425	8.00%, 11/15/14 (5)	1,460,625
		DRS Technologies, Inc., Sr. Sub. Notes
	875	7.625%, 2/1/18	914,375
		Hawker Beechcraft Acquisition
	2,180	9.75%, 4/1/17	2,163,650
		Vought Aircraft Industries, Inc., Sr. Notes
	1,250	8.00%, 7/15/11	1,159,375
			$6,742,400

Automotive — 1.1%
	Allison Transmission, Inc.
$680	11.00%, 11/1/15 (5)	$618,800
	Altra Industrial Motion, Inc.
3,590	9.00%, 12/1/11	3,643,850
	American Axle & Manufacturing, Inc.
1,480	7.875%, 3/1/17	984,200
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	940,500
	Ford Motor Credit Co., Sr. Notes
5,965	5.70%, 1/15/10	5,140,470
	Tenneco Automotive, Inc., Series B
6,073	10.25%, 7/15/13	6,315,920
	Tenneco, Inc., Sr. Notes
1,085	8.125%, 11/15/15	971,075
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	900,900
		$19,515,715
Broadcast Radio and Television — 0.2%
	Warner Music Group, Sr. Sub. Notes
$1,570	7.375%, 4/15/14	$1,248,150
	XM Satellite Radio Holdings, Inc., Sr. Notes
2,885	13.00%, 8/1/13 (5)	2,646,987
		$3,895,137
Brokers/Dealers/Investment Houses — 0.2%
	Nuveen Investments, Inc.
$540	5.00%, 9/15/10	$481,950
	Nuveen Investments, Inc., Sr. Notes
3,120	10.50%, 11/15/15 (5)	2,823,600
		$3,305,550
Building and Development — 0.8%
	Interline Brands, Inc., Sr. Sub. Notes
$1,475	8.125%, 6/15/14	$1,416,000
	Nortek, Inc., Sr. Sub. Notes
3,335	10.00%, 12/1/13 (5)	3,001,500
	Panolam Industries International, Sr. Sub. Notes
5,995	10.75%, 10/1/13	4,766,025
	Ply Gem Industries
3,315	11.75%, 6/15/13 (5)	2,983,500
	Realogy Corp.
3,405	10.50%, 4/15/14	2,230,275
	Stanley Martin Co.
870	9.75%, 8/15/15	352,350
		$14,749,650
Business Equipment and Services — 2.5%
	Affinion Group, Inc.
$1,065	10.125%, 10/15/13	$1,075,650
2,560	11.50%, 10/15/15	2,560,000
	Ceridian Corp., Sr. Notes
5,820	11.25%, 11/15/15 (5)	5,310,750
	Education Management, LLC, Sr. Notes
5,270	8.75%, 6/1/14	4,769,350
	Education Management, LLC, Sr. Sub. Notes
7,270	10.25%, 6/1/16	6,343,075
	MediMedia USA, Inc., Sr. Sub. Notes
2,415	11.375%, 11/15/14 (5)	2,427,075
	Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,698,750
	Neff Corp., Sr. Notes
705	10.00%, 6/1/15	264,375

	Rental Service Corp.
$6,380	9.50%, 12/1/14	$5,263,500
	Ticketmaster, Sr. Notes
4,190	10.75%, 8/1/16 (5)	4,357,600
	Travelport, LLC
5,455	9.875%, 9/1/14	4,609,475
549	11.875%, 9/1/16	432,337
	West Corp.
4,275	9.50%, 10/15/14	3,697,875
		$45,809,812
Cable and Satellite Television — 1.3%
	Cablevision Systems Corp., Sr. Notes, Series B
$1,790	8.00%, 4/15/12	$1,722,875
	CCH I Holdings, LLC, Sr. Notes
2,775	11.00%, 10/1/15	2,102,062
	CCH II Holdings, LLC
940	10.25%, 10/1/13	831,900
720	10.25%, 10/1/13 (5)	633,600
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	9,574,350
	Charter Communications, Inc., Sr. Notes
2,740	10.875%, 9/15/14 (5)	2,863,300
	Kabel Deutschland GmbH
1,955	10.625%, 7/1/14	2,008,762
	Mediacom Broadband Group Corp., LLC, Sr. Notes
1,720	8.50%, 10/15/15	1,543,700
	National Cable PLC
540	8.75%, 4/15/14	506,250
	National Cable PLC, Sr. Notes
800	9.125%, 8/15/16	744,000
		$22,530,799
Chemicals and Plastics — 0.8%
	CII Carbon, LLC
$2,420	11.125%, 11/15/15 (5)	$2,371,600
	INEOS Group Holdings PLC
4,035	8.50%, 2/15/16 (5)	2,723,625
	Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	5.953%, 11/15/13	1,823,250
	Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14 (5)	7,200,587
		$14,119,062
Clothing/Textiles — 1.7%
	Levi Strauss & Co., Sr. Notes
$3,710	9.75%, 1/15/15	$3,515,225
410	8.875%, 4/1/16	371,050
	Oxford Industries, Inc., Sr. Notes
13,450	8.875%, 6/1/11	12,979,250
	Perry Ellis International, Inc., Sr. Sub. Notes
8,190	8.875%, 9/15/13	7,616,700
	Phillips Van Heusen, Sr. Notes
2,500	8.125%, 5/1/13	2,531,250
	Quiksilver, Inc.
3,060	6.875%, 4/15/15	2,417,400
		$29,430,875
Conglomerates — 0.2%
	RBS Global & Rexnord Corp.
$1,905	9.50%, 8/1/14	$1,828,800
1,705	11.75%, 8/1/16	1,649,587
		$3,478,387

Containers and Glass Products — 0.6%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$3,220	8.50%, 8/1/14	$2,881,900
	Pliant Corp. (PIK)
6,003	11.625%, 6/15/09	5,761,594
	Stone Container Corp., Sr. Notes
1,305	8.375%, 7/1/12	1,158,187
		$9,801,681
Cosmetics/Toiletries — 0.3%
	Amscan Holdings, Inc., Sr. Sub. Notes
$5,580	8.75%, 5/1/14	$4,882,500
		$4,882,500
Ecological Services and Equipment — 0.2%
	Waste Services, Inc., Sr. Sub. Notes
$4,085	9.50%, 4/15/14	$4,125,850
		$4,125,850
Electronics/Electrical — 0.8%
	Advanced Micro Devices, Inc., Sr. Notes
$7,830	7.75%, 11/1/12	$5,970,375
	Amkor Technologies, Inc., Sr. Notes
335	7.75%, 5/15/13	307,781
	Avago Technologies Finance
1,850	10.125%, 12/1/13	1,961,000
3,045	11.875%, 12/1/15	3,258,150
	First Data Corp.
2,160	9.875%, 9/24/15 (5)	1,914,300
	NXP BV/NXP Funding, LLC
1,630	7.875%, 10/15/14	1,365,125
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	5.541%, 10/15/13	808,469
		$15,585,200
Equipment Leasing — 0.3%
	Hertz Corp.
$330	8.875%, 1/1/14	$304,425
5,140	10.50%, 1/1/16	4,497,500
		$4,801,925
Financial Intermediaries — 1.4%
	E*Trade Financial Corp.
$3,410	7.875%, 12/1/15	$2,881,450
	Ford Motor Credit Co.
4,410	7.375%, 10/28/09	4,018,035
	Ford Motor Credit Co., Sr. Notes
5,535	7.875%, 6/15/10	4,715,864
180	9.875%, 8/10/11	146,867
1,110	7.80%, 6/1/12	834,292
6,865	12.00%, 5/15/15	5,791,870
	General Motors Acceptance Corp.
6,625	7.20%, 1/15/11	4,372,500
	General Motors Acceptance Corp., Variable Rate
2,060	3.926%, 5/15/09	1,823,592
		$24,584,470
Food Products — 0.4%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$5,680	11.50%, (0.00% until November 2008), 11/1/11	$5,254,000
	Dole Foods Co., Sr. Notes
2,140	8.625%, 5/1/09	2,105,225
		$7,359,225

Food Service — 0.5%
	El Pollo Loco, Inc.
$4,050	11.75%, 11/15/13	$3,989,250
	NPC International, Inc., Sr. Sub. Notes
5,155	9.50%, 5/1/14	4,407,525
		$8,396,775
Food/Drug Retailers — 0.9%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$6,555	7.199%, 3/15/14	$5,604,525
	General Nutrition Center, Sr. Sub. Notes
4,015	10.75%, 3/15/15	3,402,712
	Rite Aid Corp.
3,465	10.375%, 7/15/16	3,231,112
4,555	7.50%, 3/1/17	3,712,325
		$15,950,674
Forest Products — 1.3%
	Georgia-Pacific Corp.
$1,450	9.50%, 12/1/11	$1,468,125
	Jefferson Smurfit Corp., Sr. Notes
3,205	8.25%, 10/1/12	2,828,412
820	7.50%, 6/1/13	684,700
	NewPage Corp.
9,085	10.00%, 5/1/12	8,744,312
4,015	12.00%, 5/1/13	3,864,437
	NewPage Corp., Variable Rate
1,545	9.123%, 5/1/12	1,475,475
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
4,830	8.00%, 3/15/17	3,972,675
		$23,038,136
Healthcare — 2.7%
	Accellent, Inc.
$2,300	10.50%, 12/1/13	$2,127,500
	Advanced Medical Optics, Inc., Sr. Sub. Notes
170	7.50%, 5/1/17	153,850
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,504,850
	Bausch & Lomb, Inc., Sr. Notes
3,545	9.875%, 11/1/15 (5)	3,642,487
	Biomet, Inc.
4,500	11.625%, 10/15/17	4,775,625
	HCA, Inc.
4,559	8.75%, 9/1/10	4,627,385
322	7.875%, 2/1/11	320,390
2,385	9.125%, 11/15/14	2,462,513
3,210	9.25%, 11/15/16	3,314,325
	MultiPlan Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16 (5)	4,787,100
	National Mentor Holdings, Inc.
4,115	11.25%, 7/1/14	4,197,300
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,068,200
	US Oncology, Inc.
3,065	9.00%, 8/15/12	3,034,350
5,350	10.75%, 8/15/14	5,283,125
	Viant Holdings, Inc.
4,127	10.125%, 7/15/17 (5)	3,507,950
		$48,806,950
Industrial Equipment — 0.3%
	Chart Industries, Inc., Sr. Sub. Notes
$2,170	9.125%, 10/15/15	$2,262,225
	ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13 (5)	1,598,988
	ESCO Corp., Sr. Notes, Variable Rate
1,595	6.651%, 12/15/13 (5)	1,507,275
		$5,368,488

Insurance — 0.2%
	Alliant Holdings I, Inc.
$1,885	11.00%, 5/1/15 (5)	$1,687,075
	Hub International Holdings, Sr. Notes
755	9.00%, 12/15/14 (5)	675,725
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,320	6.551%, 11/15/14 (5)	1,062,600
		$3,425,400
Leisure Goods/Activities/Movies — 2.5%
	AMC Entertainment, Inc.
$10,240	11.00%, 2/1/16	$10,419,200
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13 (5)	1,649,200
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	7.383%, 4/1/12 (5)	3,418,500
	Marquee Holdings, Inc., Sr. Disc. Notes
6,895	9.505%, 8/15/14	5,498,763
	Universal City Development Partners, Sr. Notes
11,825	11.75%, 4/1/10	12,091,063
	Universal City Florida Holdings, Sr. Notes, Variable Rate
11,025	7.623%, 5/1/10	10,749,375
		$43,826,101
Lodging and Casinos — 3.7%
	Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14 (5)	$2,386,800
	CCM Merger, Inc.
4,025	8.00%, 8/1/13 (5)	3,290,438
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	6.328%, 11/15/12 (5)	2,510,200
	Fontainebleau Las Vegas Casino, LLC
8,870	10.25%, 6/15/15 (5)	4,745,450
	Galaxy Entertainment Finance
1,970	9.875%, 12/15/12 (5)	1,910,900
	Galaxy Entertainment Finance, Variable Rate
1,260	8.133%, 12/15/10 (5)	1,222,200
	Greektown Holdings, LLC, Sr. Notes
1,140	10.75%, 12/1/13 (5) (13)	826,500
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,980	11.00%, 11/1/12 (5)	2,428,700
	Inn of the Mountain Gods, Sr. Notes
5,575	12.00%, 11/15/10	4,097,625
	Majestic HoldCo, LLC
1,540	12.50%, (0.00% until October 2008), 10/15/11 (5)	38,500
	MGM Mirage, Inc.
2,180	7.50%, 6/1/16	1,749,450
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,935	8.00%, 4/1/12	1,635,075
3,265	7.125%, 8/15/14	2,383,450
2,950	6.875%, 2/15/15	2,079,750
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	4,373,325
	Park Place Entertainment
10,680	7.875%, 3/15/10	9,478,500
	Pinnacle Entertainment, Inc.
355	8.25%, 3/15/12	338,138
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
2,620	7.50%, 6/15/15	1,965,000
	Pokagon Gaming Authority, Sr. Notes
1,101	10.375%, 6/15/14 (5)	1,139,535
	San Pasqual Casino
1,215	8.00%, 9/15/13 (5)	1,111,725

	Seminole Hard Rock Entertainment, Variable Rate
$1,930	5.276%, 3/15/14 (5)	$1,572,950
	Station Casinos, Inc., Sr. Notes
1,450	6.00%, 4/1/12	978,750
	Trump Entertainment Resorts, Inc.
10,890	8.50%, 6/1/15	5,417,775
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15 (5)	3,226,238
	Waterford Gaming, LLC, Sr. Notes
6,078	8.625%, 9/15/14 (5)	5,743,710
	Wynn Las Vegas, LLC
4,390	6.625%, 12/1/14	3,994,900
		$70,645,584
Nonferrous Metals/Minerals — 0.7%
	Aleris International, Inc., Sr. Notes
$5,060	9.00%, 12/15/14	$3,896,200
	Aleris International, Inc., Sr. Sub. Notes
1,005	10.00%, 12/15/16	698,475
	FMG Finance PTY, Ltd.
5,410	10.625%, 9/1/16 (5)	6,302,650
	FMG Finance PTY, Ltd., Variable Rate
2,195	6.682%, 9/1/11 (5)	2,205,975
		$13,103,300
Oil and Gas — 4.2%
	Allis-Chalmers Energy, Inc., Sr. Notes
$4,730	9.00%, 1/15/14	$4,517,150
	Cimarex Energy Co., Sr. Notes
1,205	7.125%, 5/1/17	1,192,950
	Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	2,090,000
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	2,312,800
	Denbury Resources, Inc., Sr. Sub. Notes
520	7.50%, 12/15/15	518,700
	El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12	2,512,074
	Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,669,450
	Forbes Energy Services, Sr. Notes
4,605	11.00%, 2/15/15 (5)	4,628,025
	Inergy L.P./Finance, Sr. Notes
2,035	6.875%, 12/15/14	1,841,675
	OPTI Canada, Inc., Sr. Notes
1,795	7.875%, 12/15/14	1,790,513
1,970	8.25%, 12/15/14	1,994,625
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,026,500
	Petrohawk Energy Corp., Sr. Notes
8,800	9.125%, 7/15/13	8,954,000
1,665	7.875%, 6/1/15 (5)	1,619,213
	Petroleum Development Corp., Sr. Notes
1,805	12.00%, 2/15/18	1,922,325
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14 (5)	378,400
6,020	7.00%, 5/1/17 (5)	5,237,400
	Plains Exploration & Production Co.
2,800	7.00%, 3/15/17	2,632,000
	Quicksilver Resources, Inc.
335	8.25%, 8/1/15	327,463
3,440	7.125%, 4/1/16	2,984,200
	SemGroup L.P., Sr. Notes
5,990	8.75%, 11/15/15 (5) (14)	838,600
	SESI, LLC, Sr. Notes
660	6.875%, 6/1/14	617,100

	Sonat, Inc.
$5,000	7.625%, 7/15/11	$5,121,130
	Stewart & Stevenson, LLC, Sr. Notes
6,280	10.00%, 7/15/14	6,154,400
	United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	10,747,825
	VeraSun Energy Corp.
1,170	9.875%, 12/15/12	1,000,350
		$75,628,868
Publishing — 1.5%
	Dex Media West/Finance, Series B
$3,250	9.875%, 8/15/13	$2,559,375
	Harland Clarke Holdings
2,145	9.50%, 5/15/15	1,758,900
	Laureate Education, Inc.
3,085	10.00%, 8/15/15 (5)	2,757,219
	Laureate Education, Inc. (PIK)
2,370	10.25%, 8/15/15 (5)	1,996,535
	Nielsen Finance, LLC
6,130	10.00%, 8/1/14	6,206,625
2,000	10.00%, 8/1/14 (5)	2,025,000
	R.H. Donnelley Corp.
7,960	8.875%, 10/15/17	3,860,600
	Reader’s Digest Association, Inc., (The), Sr. Sub. Notes
9,535	9.00%, 2/15/17 (5)	5,434,950
		$26,599,204
Radio and Television — 0.1%
	Rainbow National Services, LLC, Sr. Sub. Debs.
$1,470	10.375%, 9/1/14 (5)	$1,563,713
		$1,563,713
Rail Industries — 0.3%
	American Railcar Industry
$1,940	7.50%, 3/1/14	$1,804,200
	Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13	2,492,050
1,055	7.375%, 6/1/14	1,020,713
		$5,316,963
Retailers (Except Food and Drug) — 2.9%
	GameStop Corp.
$14,070	8.00%, 10/1/12	$14,562,450
	Neiman Marcus Group, Inc.
3,420	9.00%, 10/15/15	3,368,700
15,295	10.375%, 10/15/15	15,065,575
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	1,932,045
	Sally Holdings, LLC
585	9.25%, 11/15/14	573,300
	Sally Holdings, LLC, Sr. Notes
5,480	10.50%, 11/15/16	5,301,900
	Toys “R” Us
2,735	7.375%, 10/15/18	1,996,550
	Yankee Acquisition Corp., Series B
9,165	8.50%, 2/15/15	6,782,100
2,855	9.75%, 2/15/17	1,655,900
		$51,238,520

Steel — 0.5%
	RathGibson, Inc.
$4,905	11.25%, 2/15/14	$4,684,275
	Ryerson, Inc., Sr. Notes, Variable Rate
360	10.248%, 11/1/14 (5)	343,800
	Steel Dynamics, Inc., Sr. Notes
3,805	7.375%, 11/1/12	3,785,975
		$8,814,050
Surface Transport — 0.2%
	CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14 (5)	$3,806,250
		$3,806,250
Telecommunications — 2.4%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$2,820	10.125%, 6/15/13	$2,946,900
	Digicel Group, Ltd., Sr. Notes
3,585	9.25%, 9/1/12 (5)	3,674,625
12,158	9.125%, 1/15/15 (5)	11,246,150
	Intelsat Bermuda, Ltd.
9,205	11.25%, 6/15/16	9,596,213
	Nortel Networks, Ltd.
3,000	10.75%, 7/15/16 (5)	2,955,000
	Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,065,850
	Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	1,779,950
	Qwest Corp., Sr. Notes, Variable Rate
1,000	6.026%, 6/15/13	932,500
	Windstream Corp., Sr. Notes
2,085	8.125%, 8/1/13	2,116,275
635	8.625%, 8/1/16	646,113
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
1,430	11.00%, 12/1/17 (5)	936,650
		$42,896,226
Utilities — 2.6%
	AES Corp.
$965	8.00%, 10/15/17	$955,350
	AES Corp., Sr. Notes
1,818	8.75%, 5/15/13 (5)	1,895,265
	Dynegy Holdings, Inc., Sr. Notes
535	7.75%, 6/1/19	494,875
	Edison Mission Energy
1,750	7.50%, 6/15/13	1,767,500
	Energy Future Holdings, Sr. Notes
6,820	10.875%, 11/1/17 (5)	7,058,700
	NGC Corp.
4,395	7.625%, 10/15/26	3,691,800
	NRG Energy, Inc.
140	7.25%, 2/1/14	136,850
3,610	7.375%, 1/15/17	3,492,675
	NRG Energy, Inc., Sr. Notes
1,325	7.375%, 2/1/16	1,288,563
	Orion Power Holdings, Inc., Sr. Notes
11,360	12.00%, 5/1/10	12,297,200
	Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	339,500
	Southwestern Energy Co.
4,755	7.50%, 2/1/18 (5)	4,897,650
	Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A
4,490	10.25%, 11/1/15 (5)	4,512,450
	Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B
3,615	10.25%, 11/1/15 (5)	3,633,075
		$46,461,453
Total Corporate Bonds & Notes (identified cost $794,299,147)		$729,604,893

Mortgage Pass-Throughs — 40.8%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$49,131	5.00%, with various maturities to 2019	$49,047,805
13,531	5.50%, with various maturities to 2018	13,760,629
26,001	6.00%, with various maturities to 2026	26,854,146
30,705	6.50%, with various maturities to 2028	31,964,551
66,538	7.00%, with various maturities to 2031	69,416,858
594	7.13%, with maturity at 2023	624,515
36,369	7.50%, with various maturities to 2029	38,807,265
968	7.65%, with maturity at 2022	1,042,334
200	7.70%, with maturity at 2022	215,790
20,881	8.00%, with various maturities to 2030	22,724,772
594	8.25%, with maturity at 2020	650,174
1,665	8.30%, with maturity at 2020	1,824,447
15,443	8.50%, with various maturities to 2031	17,045,847
31	8.75%, with maturity at 2010	31,613
5,504	9.00%, with various maturities to 2031	6,098,447
4,745	9.50%, with various maturities to 2025	5,292,301
757	10.00%, with maturity at 2020	852,135
676	10.50%, with maturity at 2020	768,919
954	12.00%, with maturity at 2020	1,072,341
59	13.00%, with maturity at 2015	68,684
		$288,163,573
	Federal National Mortgage Association:
$6,665	4.422%, with maturity at 2036 (7) (8)	$6,674,871
32,792	4.50%, with various maturities to 2020 (7)	32,121,140
25,377	5.00%, with maturity at 2018 (7)	25,370,120
12,850	5.50%, with various maturities to 2028 (7)	13,044,479
17,950	6.00%, with various maturities to 2026	18,351,853
4,230	6.027%, with maturity at 2022 (7) (8)	4,249,797
19,520	6.321%, with maturity at 2032 (7) (8)	20,008,442
39,944	6.50%, with various maturities to 2031 (7)	41,516,270
666	6.75%, with maturity at 2023	695,612
58,084	7.00%, with various maturities to 2031 (7)	60,792,595
17,111	7.50%, with various maturities to 2031	18,230,756
13,335	8.00%, with various maturities to 2031	14,476,580
76	8.25%, with maturity at 2018	82,219
3,043	8.389%, with maturity at 2027 (9)	3,357,576
15,635	8.50%, with various maturities to 2030	17,227,317
1,438	8.617%, with maturity at 2028 (9)	1,585,460
899	8.691%, with maturity at 2029 (9)	998,714
1,343	8.765%, with maturity at 2027 (9)	1,491,066
17,716	9.00%, with various maturities to 2027	19,718,148
434	9.219%, with maturity at 2024 (9)	466,074
5,872	9.50%, with various maturities to 2030	6,609,717
912	9.583%, with maturity at 2018 (9)	1,018,140
1,597	10.00%, with various maturities to 2020	1,803,808
1,464	10.213%, with maturity at 2025 (9)	1,649,774
1,664	10.406%, with maturity at 2019 (9)	1,852,348
1,477	10.50%, with maturity at 2021	1,672,113
600	11.50%, with maturity at 2016	674,172
36	12.50%, with maturity at 2011	39,379
		$315,778,540
	Government National Mortgage Association:
$4,726	6.00%, with maturity at 2024	$4,847,569
24,947	6.50%, with maturity at 2024	26,023,975
8,621	7.00%, with various maturities to 2025	9,138,529
26,271	7.50%, with various maturities to 2031	28,242,197
27,017	8.00%, with various maturities to 2034	29,493,342
818	8.30%, with maturity at 2020	896,378
1,791	8.50%, with various maturities to 2022	1,976,680

$8,501	9.00%, with various maturities to 2026	$9,499,574
12,201	9.50%, with various maturities to 2026	13,818,669
760	10.00%, with maturity at 2019	861,708
		$124,798,621
Total Mortgage Pass-Throughs (identified cost $724,647,900)		$728,740,734

Collateralized Mortgage Obligations — 9.6%

Principal
Amount	Security	Value
	Federal Home Loan Mortgage Corp:
$15,296	Series 2245, Class A, 8.00%, 8/15/27 (7)	$16,388,022
2,735	Series 1497, Class K, 7.00%, 4/15/23	2,837,242
4,576	Series 1529, Class Z, 7.00%, 6/15/23 (7)	4,742,969
3,943	Series 1620, Class Z, 6.00%, 11/15/23	4,020,220
10,129	Series 1702, Class PZ, 6.50%, 3/15/24 (7)	10,400,345
286	Series 1720, Class PJ, 7.25%, 1/15/24	292,302
7,386	Series 2113, Class QG, 6.00%, 1/15/29 (7)	7,471,437
943	Series 2122, Class K, 6.00%, 2/15/29	956,366
639	Series 2130, Class K, 6.00%, 3/15/29	647,522
641	Series 2167, Class BZ, 7.00%, 6/15/29	668,855
4,782	Series 2182, Class ZB, 8.00%, 9/15/29 (7)	5,110,344
4,042	Series 2198, Class ZA, 8.50%, 11/15/29	4,477,038
2,241	Series 24, Class J, 6.25%, 11/25/23	2,313,686
1,257	Series1677, Class Z, 7.50%, 7/15/23	1,353,287
		$61,679,635
	Federal National Mortgage Association:
$2,057	Series 1993-16, Class Z, 7.50%, 2/25/23	$2,185,677
1,446	Series 2002-1, Class G, 7.00%, 7/25/23	1,511,511
1,142	Series G92-44, Class ZQ, 8.00%, 7/25/22	1,227,945
455	Series 1988-14, Class I, 9.20%, 6/25/18	495,051
430	Series 1989-1, Class D, 10.30%, 1/25/19	472,460
761	Series 1989-34, Class Y, 9.85%, 7/25/19	845,690
582	Series 1990-17, Class G, 9.00%, 2/25/20	635,285
275	Series 1990-27, Class Z, 9.00%, 3/25/20	301,509
265	Series 1990-29, Class J, 9.00%, 3/25/20	290,891
1,105	Series 1990-43, Class Z, 9.50%, 4/25/20	1,235,012
427	Series 1991-98, Class J, 8.00%, 8/25/21	458,301
222	Series 1992-103, Class Z, 7.50%, 6/25/22	235,257
443	Series 1992-113, Class Z, 7.50%, 7/25/22	470,195
836	Series 1992-185, Class ZB, 7.00%, 10/25/22	874,174
3,413	Series 1992-77, Class ZA, 8.00%, 5/25/22	3,674,227
1,023	Series 1993-156, Class ZB, 7.00%, 9/25/23	1,072,482
1,533	Series 1993-22, Class PM, 7.40%, 2/25/23	1,621,535
2,501	Series 1993-25, Class J, 7.50%, 3/25/23	2,645,125
4,744	Series 1993-30, Class PZ, 7.50%, 3/25/23	5,017,161
5,599	Series 1993-42, Class ZQ, 6.75%, 4/25/23	5,831,339
895	Series 1993-56, Class PZ, 7.00%, 5/25/23	937,988
7,551	Series 1994-45, Class Z, 6.50%, 2/25/24 (7)	7,794,203
3,879	Series 1994-89, Class ZQ, 8.00%, 7/25/24	4,185,145
3,713	Series 1996-57, Class Z, 7.00%, 12/25/26	3,883,067
2,112	Series 1997-77, Class Z, 7.00%, 11/18/27	2,210,769
1,603	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,646,617
797	Series 1999-45, Class ZG, 6.50%, 9/25/29	815,994
6,705	Series 2000-22, Class PN, 6.00%, 7/25/30 (7)	6,762,383
1,219	Series 2001-37, Class GA, 8.00%, 7/25/16	1,291,620
702	Series G92-44, Class Z, 8.00%, 7/25/22	754,655
1,573	Series G92-46, Class Z, 7.00%, 8/25/22	1,653,472
2,839	Series G92-60, Class Z, 7.00%, 10/25/22	2,978,545
28,349	Series G93-35, Class ZQ, 6.50%, 11/25/23 (7)	29,502,161
6,057	Series G93-40, Class H, 6.40%, 12/25/23 (7)	6,252,756
		$101,770,202

	Government National Mortgage Association:
$6,817	Series 2002-45, Class PG, 6.00%, 3/17/32 (7)	$6,947,471
755	Series 2005-72, Class E, 12.00%, 11/16/15	874,734
		$7,822,205
Total Collateralized Mortgage Obligations (identified cost $171,114,891)		$171,272,042

Asset Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$750	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20 (5) (6)	$676,425
760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.588%, 2/24/19 (5) (6)	531,012
1,000	Babson Ltd., Series 2005-1A, Class C1, 4.74%, 4/15/19 (5) (6)	659,800
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.84%, 1/15/19 (5) (6)	677,100
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.166%, 8/11/16 (5) (6)	722,000
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.177%, 3/8/17 (6)	685,900
500	Centurion CDO Ltd., Series 2005-9A, Class D1, 7.539%, 7/17/19 (5) (6)	312,250
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 5.345%, 7/30/16 (5) (6)	1,042,800
Total Asset Backed Securities (identified cost $7,498,620)		$5,307,287

Common Stocks — 0.3%

Shares	Security	Value
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc. (4) (10) (11)	$0
		$0
Containers and Glass Products — 0.3%
142,857	Anchor Glass Container Corp. (4)	$4,541,424
		$4,541,424
Lodging and Casinos — 0.0%
298,284	Trump Entertainment Resorts, Inc. (11)	$462,340
		$462,340
Total Common Stocks (identified cost $9,319,000)		$5,003,764

Convertible Bonds — 0.2%

Principal
Amount	Security	Value
Aerospace and Defense — 0.2%
$3,540,000	L-3 Communications Corp., 3.00%, 8/1/35 (5)	$4,071,000
		$4,071,000
Total Convertible Bonds (identified cost $3,578,781)		$4,071,000

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
Oil and Gas — 0.1%
9,691	Chesapeake Energy Corp., 4.50%	$1,240,448
Telecommunications — 0.0%
4,958	Crown Castle International Corp., 6.25% (PIK)	$275,169
Total Convertible Preferred Stocks (identified cost $1,176,061)		$1,515,617

Preferred Stocks — 0.2%

Shares/Units	Security	Value
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Series A (4) (10) (11)	$151,325
Lodging and Casinos — 0.2%
5,375	Fontainebleau Resorts LLC (PIK) (10)	$3,424,143
Total Preferred Stocks (identified cost $5,418,890)		$3,575,468

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
2,500,000	Adelphia, Inc., Escrow Certificate (11)	$218,750
2,496,146	Adelphia Recovery Trust (11)	112,327
Total Miscellaneous (identified cost $2,237,499)		$331,077

Short-Term Investments — 0.4%

Interest
(000’s omitted)	Description	Value
$7,583	Investment in Cash Managment Portfolio, 2.23% (12)	$7,582,714
Total Short-Term Investments (identified cost $7,582,714)		$7,582,714
Total Investments — 150.9% (identified cost $2,860,572,209)		$2,694,011,643
Less Unfunded Loan Commitments — (0.2)%		$(3,799,610)
Net Investments — 150.7% (identified cost $2,856,772,599)		$2,690,212,033
Other Assets, Less Liabilities — (35.7)%		$(637,785,193)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.0)%		$(266,688,360)
Net Assets Applicable to Common Shares — 100.0%		$1,785,738,480

DIP	—	Debtor in Possession
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound Sterling
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $187,667,877 or 10.5% of the Fund’s net assets.

(6)	Variable rate mortgage security. The stated interest rate represents the rate in effect at July 31, 2008.
(7)

All or a portion of this security was on loan at July 31, 2008. As of July 31, 2008 the value of the securities loaned and the value of the collateral amounted to $330,419,186 and $344,560,659 respectively.

(8)	Adjustable rate mortgage.
(9)	Weighted average fixed-rate coupon that changes/updates monthly.
(10)	Restricted security.
(11)	Non-income producing security.
(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $197,038.

(13)	Defaulted security
(14)	Issuer is in default and security is currently not accruing interest.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/29/08	British Pound Sterling	United States Dollar
	20,639,825	40,793,169	$(16,528)
8/29/08	Euro	United States Dollar
	66,519,849	103,741,031	89,154
			$72,626

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Sell	$2,000	2.40%	3/20/10	$17,760

At July 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,866,832,550
Gross unrealized appreciation	$15,789,547
Gross unrealized depreciation	(192,410,064)
Net unrealized depreciation	$(176,620,517)

Restricted Securities

At July 31, 2008, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	2,484	43,470	151,325
Fontainebleau Resorts LLC (PIK)	6/1/07	5,375	5,375,420	3,424,143
Total Restricted Securities			$5,418,890	$3,575,468

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective May 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$9,560,671	$72,626
Level 2	Other Significant Observable Inputs	2,673,424,540	17,760
Level 3	Significant Unobservable Inputs	7,226,822	—
Total		$2,690,212,033	$90,386

*Other financial instruments are swap contracts and forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of April 30, 2008	$11,687,566
Realized gains (losses)	(35)
Change in net unrealized appreciation (depreciation)	(1,063,774)
Net purchases (sales)	(3,868)
Accrued discount (premium)	(535)
Net transfers to (from) Level 3	(3,392,532)
Balance as of July 31, 2008	$7,226,822

Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior loans are valued in the same manner as Senior Loans. Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of interest rate swaps and floors is generally based upon dealer quotations.

Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008